UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-05476

LORD ABBETT GLOBAL FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

John T. Fitzgerald, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888) 522-2388

Date of fiscal year end: 12/31

Date of reporting period: 6/30/2019

Item 1:	Report(s) to Shareholders.

LORD ABBETT

SEMIANNUAL REPORT

Lord Abbett

Emerging Markets Bond Fund

Emerging Markets Corporate Debt Fund

Global Bond Fund

For the six-month period ended June 30, 2019

Important Information on Paperless Delivery

Beginning in February 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer, investment advisor or bank. Instead, the reports will be made available on Lord Abbett’s website and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. Shareholders who hold accounts directly with a Fund may elect to receive shareholder reports and other communications from the Fund electronically by signing into your Lord Abbett online account at lordabbett.com and selecting “Log In.” For further information, you may also contact the Funds at (800) 821-5129. Shareholders who hold accounts through a financial intermediary should contact them directly.

You may elect to receive all future reports in paper free of charge by contacting a Fund at (800) 821-5129. Your election to receive reports in paper will apply to all funds held with Lord Abbett. If your fund shares are held through a financial intermediary please contact them directly. Your election applies to all funds held with that intermediary.

Table of Contents

1	A Letter to Shareholders

2	Information About Your Fund’s Expenses and Holdings Presented by Sector Allocation

Schedules of Investments:

9	Emerging Markets Bond Fund

20	Emerging Markets Corporate Debt Fund

31	Global Bond Fund

47	Statements of Assets and Liabilities

51	Statements of Operations

53	Statements of Changes in Net Assets

56	Financial Highlights

66	Notes to Financial Statements

90	Supplemental Information to Shareholders

Lord Abbett Emerging Markets Bond Fund,

Lord Abbett Emerging Markets Corporate Debt Fund,
and Lord Abbett Global Bond Fund

Semiannual Report

For the six-month period ended June 30, 2019

From left to right: James L.L. Tullis, Independent Chairman of the Lord Abbett Funds and Douglas B. Sieg, Director, President, and Chief Executive Officer of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report for the Funds for the six-month period ended June 30, 2019. For additional information about the Funds, please visit our website at www.lordabbett.com, where you also can access the quarterly commentaries by the Funds’ portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Douglas B. Sieg

Director, President, and Chief Executive Officer

Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2019 through June 30, 2019).

Actual Expenses

For each class of each Fund, the first line of the table on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 1/1/19 – 6/30/19” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of each Fund, the second line of the table on the following pages provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Emerging Markets Bond Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	1/1/19	6/30/19	1/1/19 - 6/30/19
Class A
Actual	$1,000.00	$1,120.40	$5.05
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.03	$4.81
Class C
Actual	$1,000.00	$1,118.50	$8.30
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.96	$7.90
Class F
Actual	$1,000.00	$1,121.20	$4.00
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.03	$3.81
Class F3
Actual	$1,000.00	$1,121.60	$3.89
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.12	$3.71
Class I
Actual	$1,000.00	$1,121.50	$4.00
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.03	$3.81
Class R2
Actual	$1,000.00	$1,117.80	$7.14
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.05	$6.81
Class R3
Actual	$1,000.00	$1,119.00	$6.62
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.55	$6.31
Class R4
Actual	$1,000.00	$1,120.20	$5.31
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.79	$5.06
Class R5
Actual	$1,000.00	$1,119.40	$3.94
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.08	$3.76
Class R6
Actual	$1,000.00	$1,121.60	$3.95
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.08	$3.76

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.96% for Class A, 1.58% for Class C, 0.76% for Class F, 0.74% for Class F3, 0.76% for Class I, 1.36% for Class R2, 1.26% for Class R3, 1.01% for Class R4, 0.75% for Class R5 and 0.75% for Class R6) multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

June 30, 2019

Sector*	%**
Banking	4.08%
Basic Industry	3.36%
Consumer Goods	1.09%
Energy	14.48%
Financial Services	3.07%
Foreign Government	62.44%
Real Estate	0.62%
Telecommunications	0.51%
Transportation	3.23%
U.S. Government	2.79%
Utility	4.01%
Repurchase Agreement	0.32%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Emerging Markets Corporate Debt Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	Period†
			1/1/19 -
	1/1/19	6/30/19	6/30/19
Class A
Actual	$1,000.00	$1,092.00	$5.45
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.59	$5.26
Class C
Actual	$1,000.00	$1,088.60	$8.70
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.46	$8.40
Class F
Actual	$1,000.00	$1,092.50	$4.93
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.08	$4.76
Class F3
Actual	$1,000.00	$1,093.90	$3.67
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.12	$3.56
Class I
Actual	$1,000.00	$1,092.30	$4.41
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.48	$4.26
Class R2
Actual	$1,000.00	$1,090.70	$7.52
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.60	$7.25
Class R3
Actual	$1,000.00	$1,091.20	$7.00
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.10	$6.76
Class R4
Actual	$1,000.00	$1,091.80	$5.71
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.29	$5.51
Class R5
Actual	$1,000.00	$1,093.10	$4.41
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.58	$4.26
Class R6
Actual	$1,000.00	$1,093.80	$3.69
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.27	$3.56

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (1.05% for Class A, 1.68% for Class C, 0.95% for Class F, 0.71% for Class F3, 0.85% for Class I, 1.45% for Class R2, 1.35% for Class R3, 1.10% for Class R4, 0.85% for Class R5 and 0.71% for Class R6) multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

June 30, 2019

Sector*	%**
Auto	0.47%
Basic Industry	1.64%
Consumer Cyclical	1.59%
Consumer Discretionary	0.47%
Consumer Services	1.89%
Consumer Staples	1.36%
Energy	19.46%
Financial Services	26.59%
Foreign Government	3.56%
Sector*	%**
Health Care	2.27%
Materials & Processing	17.09%
Other	0.95%
Producer Durables	1.96%
Technology	3.22%
Telecommunications	4.80%
Transportation	1.56%
Utilities	10.21%
Repurchase Agreement	0.91%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Global Bond Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	Period†
			1/1/19 -
	1/1/19	6/30/19	6/30/19
Class A
Actual	$1,000.00	$1,067.40	$4.00
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.93	$3.91
Class C
Actual	$1,000.00	$1,063.20	$8.08
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.96	$7.90
Class F
Actual	$1,000.00	$1,068.50	$2.97
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.92	$2.91
Class F3
Actual	$1,000.00	$1,069.10	$2.36
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.51	$2.31
Class I
Actual	$1,000.00	$1,068.50	$2.97
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.92	$2.91
Class R3
Actual	$1,000.00	$1,065.90	$5.53
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.44	$5.41
Class R4
Actual	$1,000.00	$1,067.20	$4.25
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.68	$4.16
Class R5
Actual	$1,000.00	$1,068.50	$2.97
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.92	$2.91
Class R6
Actual	$1,000.00	$1,069.10	$2.36
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.51	$2.31

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.78% for Class A, 1.58% for Class C, 0.58% for Class F, 0.46% for Class F3, 0.58% for Class I, 1.08% for Class R3, 0.83% for Class R4, 0.58% for Class R5 and 0.46% for Class R6) multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

June 30, 2019

Sector*	%**
Auto	2.59%
Basic Industry	0.27%
Consumer Cyclicals	1.42%
Consumer Discretionary	1.80%
Consumer Services	2.05%
Consumer Staples	1.46%
Energy	5.97%
Financial Services	28.29%
Foreign Government	16.22%
Health Care	1.92%
Sector*	%**
Integrated Oils	0.19%
Materials & Processing	2.68%
Municipals	0.58%
Producer Durables	1.55%
Technology	5.22%
Telecommunications	2.80%
U.S. Government	16.97%
Utilities	3.83%
Repurchase Agreement	4.19%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Schedule of Investments (unaudited)

EMERGING MARKETS BOND FUND June 30, 2019

Investments	Interest Rate		Maturity Date		Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 96.84%

CORPORATE BONDS 34.62%

Banking 3.64%
Banco del Estado de Chile (Chile)†(a)	3.875%		2/8/2022		$455	$473,172
Banco do Brasil SA†	4.625%		1/15/2025		974	1,011,743
Banco Internacional del Peru (Peru)†(a)	3.375%		1/18/2023		970	976,305
Sberbank of Russia Via SB Capital SA (Luxembourg)†(a)	6.125%		2/7/2022		1,380	1,467,536
State Bank of India (United Kingdom)†(a)	4.00%		1/24/2022		1,000	1,023,474
Turkiye Garanti Bankasi AS (Turkey)†(a)	6.25%		4/20/2021		1,116	1,132,925
Vnesheconombank via VEB Finance plc (Ireland)†(a)	6.80%		11/22/2025		580	639,719
Total						6,724,874

Building & Construction 0.65%
Dianjian Haiyu Ltd. (China)(a)	3.50% (5 Yr Swap rate + 6.77%	)#	–	(b)	1,221	1,207,932

Chemicals 1.23%
CNAC HK Finbridge Co. Ltd. (Hong Kong)(a)	4.125%		7/19/2027		1,130	1,163,081
OCP SA (Morocco)†(a)	6.875%		4/25/2044		500	574,586
Yingde Gases Investment Ltd. (Hong Kong)†(a)	6.25%		1/19/2023		525	534,298
Total						2,271,965

Consumer/Commercial/Lease Financing 0.55%
Shriram Transport Finance Co. Ltd. (India)†(a)	5.95%		10/24/2022		1,000	1,016,972

Electric: Distribution/Transportation 1.71%
OmGrid Funding Ltd.†	5.196%		5/16/2027		1,180	1,076,848
Perusahaan Listrik Negara PT (Indonesia)†(a)	4.125%		5/15/2027		930	950,923
Perusahaan Listrik Negara PT (Indonesia)†(a)	6.15%		5/21/2048		950	1,130,878
Total						3,158,649

Electric: Generation 0.20%
Greenko Dutch BV (Netherlands)†(a)	5.25%		7/24/2024		377	371,420

Electric: Integrated 2.01%
Enel Chile SA (Chile)(a)	4.875%		6/12/2028		910	996,450
Eskom Holdings SOC Ltd. (South Africa)†(a)	5.75%		1/26/2021		1,485	1,501,127
Eskom Holdings SOC Ltd. (South Africa)†(a)	7.125%		2/11/2025		1,150	1,208,384
Total						3,705,961

See Notes to Financial Statements.	9

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS BOND FUND June 30, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Energy: Exploration & Production 3.43%
Hunt Oil Co. of Peru LLC Sucursal Del Peru (Peru)†(a)	6.375%	6/1/2028		$900	$1,005,300
KazMunayGas National Co. JSC (Kazakhstan)†(a)	4.75%	4/19/2027		1,100	1,181,349
KazMunayGas National Co. JSC (Kazakhstan)†(a)	6.375%	10/24/2048		1,071	1,279,310
KazTransGas JSC (Kazakhstan)†(a)	4.375%	9/26/2027		980	1,000,248
PT Saka Energi Indonesia (Indonesia)†(a)	4.45%	5/5/2024		1,860	1,875,767
Total					6,341,974

Food: Wholesale 1.07%
Kernel Holding SA (Ukraine)†(a)	8.75%	1/31/2022		710	751,041
MHP Lux SA (Luxembourg)†(a)	6.95%	4/3/2026		1,199	1,217,846
Total					1,968,887

Foreign Sovereign 1.31%
Petroleos de Venezuela SA (Venezuela)(a)(c)	6.00%	5/16/2024		4,280	684,800
Petroleos Mexicanos(d)	4.875%	2/21/2028	EUR	750	836,153
Third Pakistan International Sukuk Co. Ltd. (The) (Pakistan)†(a)	5.625%	12/5/2022		$890	900,426
Total					2,421,379

Forestry/Paper 0.34%
Celulosa Arauco y Constitucion SA (Chile)†(a)	5.50%	4/30/2049		600	633,750

Gas Distribution 0.83%
Southern Gas Corridor CJSC (Azerbaijan)†(a)	6.875%	3/24/2026		955	1,109,649
Transportadora de Gas Internacional SA ESP (Colombia)†(a)	5.55%	11/1/2028		375	422,250
Total					1,531,899

Integrated Energy 7.77%
Ecopetrol SA (Colombia)(a)	7.375%	9/18/2043		360	463,053
Gazprom OAO via Gaz Capital SA (Luxembourg)†(a)	4.95%	2/6/2028		1,890	2,006,080
Lukoil International Finance BV (Netherlands)†(a)	4.75%	11/2/2026		740	781,184
Pertamina Persero PT (Indonesia)†(a)	4.30%	5/20/2023		730	763,539
Pertamina Persero PT (Indonesia)†(a)	5.625%	5/20/2043		930	1,026,876
Petroleos Mexicanos (Mexico)(a)	4.625%	9/21/2023		1,000	980,000
Petroleos Mexicanos (Mexico)(a)	5.35%	2/12/2028		4,835	4,412,421
Petroleos Mexicanos (Mexico)(a)	5.50%	6/27/2044		1,000	803,250
Petroleos Mexicanos (Mexico)(a)	6.75%	9/21/2047		2,408	2,150,344
Sinopec Group Overseas Development 2017 Ltd. (China)†(a)	3.625%	4/12/2027		930	962,012
Total					14,348,759

10	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS BOND FUND June 30, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Investments & Miscellaneous Financial Services 2.44%
AI Candelaria Spain SLU (Spain)†(a)	7.50%	12/15/2028	$1,250	$1,378,125
Charming Light Investments Ltd.	4.375%	12/21/2027	780	813,938
China Cinda Finance 2017 I Ltd.	4.75%	2/8/2028	1,205	1,297,616
Chinalco Capital Holdings Ltd.	4.00%	8/25/2021	1,030	1,026,595
Total				4,516,274

Metals/Mining (Excluding Steel) 1.06%
Corp. Nacional del Cobre de Chile (Chile)†(a)	4.375%	2/5/2049	500	531,805
Eterna Capital Pte Ltd. PIK 1.00% (Singapore)(a)	7.50%	12/11/2022	766	753,911
Indonesia Asahan Aluminium Persero PT (Indonesia)†(a)	5.23%	11/15/2021	410	432,379
Indonesia Asahan Aluminium Persero PT (Indonesia)†(a)	6.53%	11/15/2028	200	236,561
Total				1,954,656

Oil Field Equipment & Services 0.60%
State Oil Co. of the Azerbaijan Republic (Azerbaijan)(a)	4.75%	3/13/2023	740	771,820
State Oil Co. of the Azerbaijan Republic (Azerbaijan)(a)	6.95%	3/18/2030	290	344,036
Total				1,115,856

Oil Refining & Marketing 1.52%
Empresa Nacional del Petroleo (Chile)†(a)	3.75%	8/5/2026	1,536	1,576,283
Empresa Nacional del Petroleo (Chile)†(a)	4.50%	9/14/2047	1,000	1,026,250
Saudi Arabian Oil Co. (Saudi Arabia)†(a)	4.375%	4/16/2049	200	202,903
Total				2,805,436

Rail 2.22%
China Railway Xunjie Co. Ltd. (China)(a)	3.25%	7/28/2026	1,038	1,035,749
Kazakhstan Temir Zholy Finance BV (Netherlands)†(a)	6.95%	7/10/2042	600	747,314
Kazakhstan Temir Zholy National Co. JSC (Kazakhstan)†(a)	4.85%	11/17/2027	760	811,688
Rumo Luxembourg Sarl (Luxembourg)†(a)	5.875%	1/18/2025	1,415	1,504,711
Total				4,099,462

Real Estate Development & Management 0.60%
China Evergrande Group (China)(a)	8.25%	3/23/2022	1,150	1,111,568

Telecommunications: Wireline Integrated & Services 0.50%
Oztel Holdings SPC Ltd. (United Arab Emirates)†(a)	6.625%	4/24/2028	930	914,781

See Notes to Financial Statements.	11

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS BOND FUND June 30, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Transportation: Infrastructure/Services 0.94%
Adani Ports & Special Economic Zone Ltd. (India)†(a)	4.00%	7/30/2027		$580	$580,511
Aeropuerto Internacional de Tocumen SA (Panama)†(a)	5.625%	5/18/2036		816	922,080
Transnet SOC Ltd. (South Africa)†(a)	4.00%	7/26/2022		235	235,643
Total					1,738,234
Total Corporate Bonds (cost $61,217,956)					63,960,688

FOREIGN GOVERNMENT OBLIGATIONS 62.22%

Angola 1.89%
Angolan Government International Bond†(a)	9.375%	5/8/2048		530	585,663
Republic of Angola†(a)	8.25%	5/9/2028		1,860	1,996,056
Republic of Angola†(a)	9.50%	11/12/2025		790	908,014
Total					3,489,733

Argentina 3.88%
Province of Santa Fe†(a)	6.90%	11/1/2027		550	440,006
Province of Santa Fe†(a)	7.00%	3/23/2023		985	854,487
Provincia de Buenos Aires†(a)	9.125%	3/16/2024		700	588,007
Provincia de Cordoba†(a)	7.125%	6/10/2021		950	831,250
Provincia of Neuquen Argentina†(a)	7.50%	4/27/2025		1,040	878,800
Republic of Argentina(d)	3.375%	1/15/2023	EUR	860	764,918
Republic of Argentina(a)	6.875%	4/22/2021		$365	321,383
Republic of Argentina(a)	7.50%	4/22/2026		834	703,904
Republic of Argentina(a)	8.28%	12/31/2033		2,138	1,793,359
Total					7,176,114

Bahamas 0.68%
Commonwealth of Bahamas†(a)	5.75%	1/16/2024		1,173	1,255,110

Bahrain 0.86%
Bahrain Government International Bond†(a)	6.75%	9/20/2029		979	1,037,592
Bahrain Government International Bond†(a)	7.50%	9/20/2047		525	557,382
Total					1,594,974

Benin 0.32%
Benin Government International Bond†(d)	5.75%	3/26/2026	EUR	500	581,342

Bermuda 0.55%
Government of Bermuda†	3.717%	1/25/2027		$1,000	1,023,760

12	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS BOND FUND June 30, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Brazil 0.91%
Federal Republic of Brazil(a)	4.625%	1/13/2028	$562	$590,522
Federal Republic of Brazil(a)	5.00%	1/27/2045	1,100	1,088,323
Total				1,678,845

Chile 0.57%
Government of Chile(a)	3.50%	1/25/2050	1,028	1,049,588

Colombia 2.83%
Republic of Colombia(a)	3.875%	4/25/2027	1,810	1,890,093
Republic of Colombia(a)	5.00%	6/15/2045	3,010	3,329,060
Total				5,219,153

Costa Rica 1.26%
Costa Rica Government†(a)	4.25%	1/26/2023	818	808,806
Costa Rica Government†(a)	4.375%	4/30/2025	485	466,211
Costa Rica Government†(a)	5.625%	4/30/2043	1,220	1,059,887
Total				2,334,904

Dominican Republic 3.16%
Dominican Republic†(a)	6.40%	6/5/2049	1,000	1,048,760
Dominican Republic†(a)	5.95%	1/25/2027	2,660	2,876,125
Dominican Republic†(a)	6.85%	1/27/2045	1,740	1,908,362
Total				5,833,247

Ecuador 2.56%
Republic of Ecuador†(a)	7.875%	1/23/2028	2,000	1,985,020
Republic of Ecuador†(a)	8.75%	6/2/2023	2,507	2,745,190
Total				4,730,210

Egypt 2.78%
Arab Republic of Egypt†(a)	6.125%	1/31/2022	1,860	1,921,650
Arab Republic of Egypt†(a)	6.588%	2/21/2028	2,105	2,129,092
Arab Republic of Egypt†(a)	7.903%	2/21/2048	1,070	1,087,172
Total				5,137,914

El Salvador 1.59%
Republic of EI Salvador†(a)	6.375%	1/18/2027	2,942	2,945,707

Ghana 1.63%
Republic of Ghana†(a)	7.875%	8/7/2023	1,332	1,447,799
Republic of Ghana(a)	7.875%	3/26/2027	850	896,750
Republic of Ghana†(a)	8.627%	6/16/2049	650	657,166
Total				3,001,715

See Notes to Financial Statements.	13

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS BOND FUND June 30, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Guatemala 1.12%
Republic of Guatemala†(a)	4.90%	6/1/2030		$500	$515,000
Republic of Guatemala†(a)	6.125%	6/1/2050		600	630,756
Republic of Guatemala†(a)	4.375%	6/5/2027		925	926,156
Total					2,071,912

Honduras 0.39%
Honduras Government†(a)	6.25%	1/19/2027		675	728,163

Indonesia 1.67%
Republic of Indonesia†(d)	3.75%	6/14/2028	EUR	744	1,012,256
Republic of Indonesia†(a)	4.75%	1/8/2026		$835	910,140
Republic of Indonesia(a)	4.75%	2/11/2029		500	555,900
Republic of Indonesia(a)	5.35%	2/11/2049		500	599,426
Total					3,077,722

Ivory Coast 1.18%
Ivory Coast Bond†(a)	6.375%	3/3/2028		2,200	2,183,034

Jamaica 1.01%
Government of Jamaica(a)	7.875%	7/28/2045		1,507	1,864,928

Kazakhstan 0.81%
Republic of Kazakhstan†(a)	3.875%	10/14/2024		422	448,035
Republic of Kazakhstan†(a)	4.875%	10/14/2044		915	1,055,894
Total					1,503,929

Kenya 1.42%
Republic of Kenya†(a)	7.00%	5/22/2027		700	732,375
Republic of Kenya†(a)	7.25%	2/28/2028		936	972,487
Republic of Kenya†(a)	8.25%	2/28/2048		874	912,115
Total					2,616,977

Lebanon 1.38%
Republic of Lebanon(a)	6.65%	2/26/2030		3,298	2,548,398

Mexico 1.26%
United Mexican States(a)	4.75%	3/8/2044		2,220	2,323,230

Mongolia 0.75%
Development Bank of Mongolia LLC†(a)	7.25%	10/23/2023		422	440,552
Republic of Mongolia†(a)	5.125%	12/5/2022		930	939,939
Total					1,380,491

14	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS BOND FUND June 30, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Nigeria 2.41%
Republic of Nigeria†(a)	6.375%	7/12/2023	$926	$981,597
Republic of Nigeria†(a)	6.50%	11/28/2027	2,573	2,582,602
Republic of Nigeria†(a)	9.248%	1/21/2049	774	878,160
Total				4,442,359

Oman 1.73%
Oman Government International Bond†(a)	4.75%	6/15/2026	2,109	1,955,340
Oman Government International Bond†(a)	6.75%	1/17/2048	1,400	1,238,954
Total				3,194,294

Pakistan 1.57%
Pakistan Government International Bond†(a)	6.875%	12/5/2027	525	531,562
Pakistan Government International Bond†(a)	8.25%	4/15/2024	2,161	2,368,305
Total				2,899,867

Paraguay 1.01%
Republic of Paraguay†(a)	5.40%	3/30/2050	1,000	1,113,135
Republic of Paraguay†(a)	4.70%	3/27/2027	690	749,088
Total				1,862,223

Peru 0.27%
Republic of Peru(a)	2.844%	6/20/2030	500	503,000

Qatar 2.51%
State of Qatar†(a)	3.375%	3/14/2024	1,000	1,034,625
State of Qatar†(a)	4.817%	3/14/2049	584	670,780
State of Qatar†(a)	3.25%	6/2/2026	2,376	2,448,121
State of Qatar†(a)	5.103%	4/23/2048	411	490,631
Total				4,644,157

Russia 1.17%
Russian Federation†(a)	4.25%	6/23/2027	600	620,444
Russian Federation†(a)	5.25%	6/23/2047	1,400	1,549,163
Total				2,169,607

Saudi Arabia 2.16%
Saudi International Bond†(a)	3.25%	10/26/2026	2,061	2,105,724
Saudi International Bond†(a)	5.00%	4/17/2049	1,723	1,891,061
Total				3,996,785

Senegal 1.07%
Republic of Senegal†(a)	6.25%	5/23/2033	1,128	1,093,943
Republic of Senegal†(a)	6.25%	7/30/2024	817	877,550
Total				1,971,493

See Notes to Financial Statements.	15

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS BOND FUND June 30, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
South Africa 1.48%
Republic of South Africa(a)	4.30%	10/12/2028		$1,946	$1,915,302
Republic of South Africa(a)	6.30%	6/22/2048		750	826,466
Total					2,741,768

Sri Lanka 2.28%
Republic of Sri Lanka†(a)	7.85%	3/14/2029		650	671,829
Republic of Sri Lanka†(a)	5.75%	4/18/2023		1,531	1,520,382
Republic of Sri Lanka†(a)	5.875%	7/25/2022		570	572,757
Republic of Sri Lanka†(a)	6.25%	10/4/2020		888	900,204
Republic of Sri Lanka†(a)	7.55%	3/28/2030		550	551,463
Total					4,216,635

Turkey 4.06%
Export Credit Bank of Turkey†(a)	4.25%	9/18/2022		325	305,191
Export Credit Bank of Turkey†(a)	5.375%	2/8/2021		200	197,709
Export Credit Bank of Turkey†(a)	8.25%	1/24/2024		450	471,194
Republic of Turkey(a)	3.25%	3/23/2023		1,625	1,483,518
Republic of Turkey(a)	4.25%	4/14/2026		838	733,793
Republic of Turkey(a)	5.625%	3/30/2021		1,451	1,474,188
Republic of Turkey(a)	5.75%	5/11/2047		1,150	966,913
Republic of Turkey(a)	7.00%	6/5/2020		1,000	1,023,940
Republic of Turkey(a)	7.25%	12/23/2023		806	834,464
Total					7,490,910

Ukraine 2.25%
Ukraine Government†(d)	6.75%	6/20/2026	EUR	250	301,846
Ukraine Government†(a)	7.375%	9/25/2032		$1,759	1,734,005
Ukraine Government†(a)	7.75%	9/1/2021		550	576,020
Ukraine Government†(a)	8.994%	2/1/2024		1,420	1,550,467
Total					4,162,338

Uruguay 0.56%
Republic of Uruguay(a)	4.975%	4/20/2055		930	1,028,822

Uzbekistan 0.57%
Republic of Uzbekistan†(a)	4.75%	2/20/2024		1,000	1,047,414

Venezuela 0.47%
Republic of Venezuela(a)(c)	12.75%	8/23/2022		2,985	865,650

16	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS BOND FUND June 30, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Vietnam 0.19%
Socialist Republic of Vietnam†(a)	4.80%	11/19/2024		$328	$349,637
Total Foreign Government Obligations (cost $109,558,346)					114,938,059
Total Long-Term Investments (cost $170,776,302)					178,898,747

SHORT-TERM INVESTMENTS 0.86%

FOREIGN GOVERNMENT OBLIGATION 0.55%
Egypt Treasury Bills(d) (cost $973,989)	Zero Coupon	9/10/2019	EGP	17,500	1,017,549

REPURCHASE AGREEMENT 0.31%
Repurchase Agreement dated 6/28/2019, 1.45% due 7/1/2019 with Fixed Income Clearing Corp. collateralized by $575,000 of U.S. Treasury Note at 2.75% due 9/15/2021; value: $592,108; proceeds: $579,966 (cost $579,896)				$580	579,896
Total Short-Term Investments (cost $1,553,885)					1,597,445
Total Investments in Securities 97.70% (cost $172,330,187)					180,496,192
Cash, Foreign Cash and Other Assets in Excess of Liabilities(e) 2.30%					4,248,220
Net Assets 100.00%					$184,744,412

EGP	Egyptian pound.
EUR	Euro.
PIK	Payment-in-kind.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at June 30, 2019.
(a)	Foreign security traded in U.S. dollars.
(b)	Security is perpetual in nature and has no stated maturity.
(c)	Defaulted (non-income producing security).
(d)	Investment in non-U.S. dollar denominated securities.
(e)	Cash, Foreign Cash and Other Assets in Excess of Liabilities include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, futures contracts and swaps as follows:

See Notes to Financial Statements.	17

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS BOND FUND June 30, 2019

Centrally Cleared Credit Default Swaps on Indexes - Sell Protection June 30, 2019 (1):

Referenced Index	Central Clearing party	Fund Receives (Quarterly)	Termination Date	Notional Amount	Notional Value	Payments Upfront(2)	Unrealized Depreciation(3)
Markit CDX. NA.EM.31(4)(5)	Credit Suisse	1.00%	6/20/2024	$7,665,000	$7,423,166	$(238,768)	$(3,066)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments received by Central Clearing Party are presented net of amortization (See Note 2(n)).
(3)	Total unrealized appreciation on Credit Default Swaps on Indexes amounted to $0. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $3,066.
(4)	Central Clearinghouse: Intercontinental Exchange (ICE).
(5)	The Referenced Index is for the Centrally Cleared Credit Default Swaps on Indexes, which is comprised of a basket of emerging markets sovereign issuers.

Credit Default Swaps on Issuer - Sell Protection at June 30, 2019(1):

Referenced Issuer	Swap Counterparty	Fund Receives (Quarterly)	Termination Date	Notional Amount	Notional Value	Payments Upfront(2)	Unrealized Depreciation(3)	Credit Default Swap Agreements Payable at Fair Value(4)
Petroleos Mexicanos(5)	Citibank	1.00%	6/20/2020	$905,000	$897,517	$(3,533)	$(3,950)	$(7,483)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(2)	Upfront payments received are presented net of amortization (See Note 2(n)).
(3)	Total unrealized appreciation on Credit Default Swaps on Issuers amounted to $0. Total unrealized depreciation on Credit Default Swaps on Issuers amounted to $3,950.
(4)	Includes upfront payments received.
(5)	Moody’s Credit Rating: Baa3.

Open Forward Foreign Currency Exchange Contracts at June 30, 2019:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
euro	Sell	State Street Bank and Trust	8/14/2019	2,750,000	$3,112,879	$3,137,877	$(24,998)
euro	Sell	Toronto Dominion Bank	9/9/2019	257,000	290,010	293,822	(3,812)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(28,810)

18	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

EMERGING MARKETS BOND FUND June 30, 2019

Open Futures Contracts at June 30, 2019:

Type	Expiration	Contracts	Position	Notional Amount		Notional Value		Unrealized Appreciation
Euro-Bobl	September 2019	2	Long	EUR	267,784	EUR	268,880	$1,247
U.S. 2-Year Treasury Note	September 2019	43	Long		$9,199,728		$9,252,727	52,999
U.S. 5-Year Treasury Note	September 2019	24	Long		2,829,856		2,835,750	5,894
U.S. Long Bond	September 2019	54	Long		8,231,721		8,402,063	170,342
Total Unrealized Appreciation on Open Futures Contracts								$230,482

Type	Expiration	Contracts	Position		Notional Amount		Notional Value	Unrealized Depreciation
Euro-Bund	September 2019	9	Short	EUR	(1,538,534)	EUR	(1,554,660)	$(18,337)
U.S. 10-Year Ultra Treasury Bond	September 2019	16	Short		$(2,185,570)		$(2,210,000)	(24,430)
Ultra Long U.S. Treasury	September 2019	12	Short		(2,099,463)		(2,130,750)	(31,287)
Total Unrealized Depreciation on Open Futures Contracts								$(74,054)

The following is a summary of the inputs used as of June 30, 2019 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Corporate Bonds	$–	$63,960,688	$–	$63,960,688
Foreign Government Obligations	–	114,938,059	–	114,938,059
Short-Term Investments
Repurchase Agreement	–	579,896	–	579,896
Foreign Government Obligation	–	1,017,549	–	1,017,549
Total	$–	$180,496,192	$–	$180,496,192
Other Financial Instruments
Centrally Cleared Credit Default Swap Contracts
Assets	$–	$–	$–	$–
Liabilities	–	(3,066)	–	(3,066)
Credit Default Swap Contracts
Assets	–	–	–	–
Liabilities	–	(7,483)	–	(7,483)
Forward Foreign Currency Exchange Contracts
Assets	–	–	–	–
Liabilities	–	(28,810)	–	(28,810)
Futures Contracts
Assets	230,482	–	–	230,482
Liabilities	(74,054)	–	–	(74,054)
Total	$156,428	$(39,359)	$–	$117,069

(1)	Refer to Note 2(q) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.

See Notes to Financial Statements.	19

Schedule of Investments (unaudited)

EMERGING MARKETS CORPORATE DEBT FUND June 30, 2019

Investments					Shares (000)	Fair Value
LONG-TERM INVESTMENTS 98.18%

COMMON STOCK 0.07%

Metals & Minerals: Miscellaneous
Vedanta Ltd. ADR (cost $57,262)					3	$28,689

	Interest Rate		Maturity Date		Principal Amount (000)
CONVERTIBLE BOND 0.21%

Technology
Ctrip.com International Ltd. (China)(a) (cost $96,100)	1.00%		7/1/2020		$95	93,887

CORPORATE BONDS 93.89%

Aerospace/Defense 0.62%
Embraer Netherlands Finance BV (Netherlands)(a)	5.05%		6/15/2025		248	268,305

Air Transportation 0.48%
Latam Finance Ltd.†	7.00%		3/1/2026		200	209,300

Auto Parts: Original Equipment 0.47%
Nemak SAB de CV (Mexico)†(a)	4.75%		1/23/2025		200	203,500

Banks: Regional 14.05%
ADCB Finance Cayman Ltd.†	4.00%		3/29/2023		200	208,703
Alfa Bank AO Via Alfa Bond Issuance plc (Ireland)(a)	6.95%	#(b)	–	(c)	250	246,575
Alfa Bank AO Via Alfa Bond Issuance plc (Ireland)†(a)	7.75%		4/28/2021		200	214,243
Banco BBVA Peru SA (Peru)(a)	5.00%		8/26/2022		200	212,252
Banco de Bogota SA (Colombia)†(a)	4.375%		8/3/2027		200	206,252
Banco de Credito e Inversiones SA (Chile)†(a)	3.50%		10/12/2027		200	202,127
Banco do Brasil SA†	4.625%		1/15/2025		200	207,750
Banco do Brasil SA†	6.25%	#(b)	–	(c)	200	190,850
Banco Mercantil del Norte SA†	7.625% (10 Yr Treasury CMT + 5.35%	)#	–	(c)	200	205,500
Bancolombia SA (Colombia)(a)	5.95%		6/3/2021		150	158,820
Bangkok Bank plc (Hong Kong)†(a)	5.00%		10/3/2023		200	217,659
Banistmo SA (Panama)†(a)	3.65%		9/19/2022		200	201,250
Bank of China Hong Kong Ltd. (Hong Kong)†(a)	5.90%	#(b)	–	(c)	200	213,393
Bank of China Ltd. (China)†(a)	5.00%		11/13/2024		200	215,390

20	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS CORPORATE DEBT FUND June 30, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Banks: Regional (continued)
BBVA Bancomer SA†	5.125%	#(b)	1/18/2033	$250	$241,500
National Savings Bank (Sri Lanka)†(a)	5.15%		9/10/2019	200	200,100
NBK SPC Ltd. (United Arab Emirates)†(a)	2.75%		5/30/2022	200	200,027
QNB Finansbank AS (Turkey)†(a)	4.875%		5/19/2022	200	196,220
Sberbank of Russia Via SB Capital SA (Luxembourg)†(a)	5.25%		5/23/2023	250	260,008
Sberbank of Russia Via SB Capital SA (Luxembourg)†(a)	6.125%		2/7/2022	200	212,686
TBC Bank JSC (Germany)†(a)	5.75%		6/19/2024	200	199,250
Turkiye Garanti Bankasi AS (Turkey)†(a)	6.25%		4/20/2021	400	406,066
Turkiye Is Bankasi AS (Turkey)†(a)	5.00%		4/30/2020	400	399,413
Turkiye Vakiflar Bankasi TAO (Turkey)†(a)	6.875%	#(b)	2/3/2025	300	269,172
Woori Bank (South Korea)†(a)	4.75%		4/30/2024	200	213,884
Zenith Bank plc (Nigeria)†(a)	7.375%		5/30/2022	400	425,306
Total					6,124,396

Business Services 1.77%
Adani Ports & Special Economic Zone Ltd. (India)†(a)(d)	4.375%		7/3/2029	200	203,100
Autopistas del Sol SA (Costa Rica)†(a)	7.375%		12/30/2030	190	192,286
DP World plc (United Arab Emirates)†(a)	6.85%		7/2/2037	300	377,676
Total					773,062

Chemicals 5.69%
Braskem Netherlands Finance BV (Netherlands)†(a)	4.50%		1/10/2028	200	203,050
CNAC HK Finbridge Co. Ltd. (Hong Kong)(a)	3.50%		7/19/2022	400	402,769
CNAC HK Finbridge Co. Ltd. (Hong Kong)(a)	4.125%		7/19/2027	200	205,855
Equate Petrochemical BV (Netherlands)†(a)	3.00%		3/3/2022	200	200,045
GC Treasury Center Co., Ltd. (Thailand)†(a)	4.25%		9/19/2022	200	208,389
Mexichem SAB de CV (Mexico)†(a)	5.50%		1/15/2048	200	199,000
OCP SA (Morocco)†(a)	6.875%		4/25/2044	200	229,834
Phosagro OAO Via Phosagro Bond Funding DAC (Ireland)†(a)	3.949%		4/24/2023	200	201,797
SABIC Capital II BV (Netherlands)†(a)	4.00%		10/10/2023	200	208,250
SASOL Financing USA LLC	5.875%		3/27/2024	200	216,776
Yingde Gases Investment Ltd. (Hong Kong)†(a)	6.25%		1/19/2023	200	203,542
Total					2,479,307

See Notes to Financial Statements.	21

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS CORPORATE DEBT FUND June 30, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Coal 1.35%
Eterna Capital Pte Ltd. PIK 1.00% (Singapore)(a)	7.50%	12/11/2022	$122	$119,748
Eterna Capital Pte Ltd. PIK 8.00% (Singapore)(a)	8.00%	12/11/2022	331	270,765
Indika Energy Capital III Pte Ltd. (Singapore)†(a)	5.875%	11/9/2024	200	196,294
Total				586,807

Computer Hardware 0.48%
HT Global IT Solutions Holdings Ltd. (Mauritius)†(a)	7.00%	7/14/2021	200	207,400

Computer Software 0.47%
Marble II Pte Ltd. (Singapore)†(a)	5.30%	6/20/2022	200	203,109

Containers 0.49%
Klabin Austria GmbH (Austria)†(a)	7.00%	4/3/2049	200	211,760

Diversified 0.94%
CK Hutchison International 17 Ltd.†	3.50%	4/5/2027	200	206,792
Grupo KUO SAB De CV (Mexico)†(a)	5.75%	7/7/2027	200	203,500
Total				410,292

Drugs 1.79%
Teva Pharmaceutical Finance Co. BV (Curacao)(a)	3.65%	11/10/2021	200	193,250
Teva Pharmaceutical Finance Netherlands III BV (Netherlands)(a)	2.80%	7/21/2023	250	217,500
Teva Pharmaceutical Finance Netherlands III BV (Netherlands)(a)	3.15%	10/1/2026	170	132,600
Teva Pharmaceutical Finance Netherlands III BV (Netherlands)(a)	6.00%	4/15/2024	250	236,719
Total				780,069

Electric: Power 10.12%
Abu Dhabi National Energy Co. PJSC (United Arab Emirates)†(a)	4.875%	4/23/2030	200	220,294
Adani Transmission Ltd. (India)†(a)	4.00%	8/3/2026	200	200,839
Celeo Redes Operacion Chile SA (Chile)†(a)	5.20%	6/22/2047	196	204,275
Cemig Geracao e Transmissao SA (Brazil)†(a)	9.25%	12/5/2024	248	285,200
Emirates Semb Corp., Water & Power Co. PJSC (United Arab Emirates)†(a)	4.45%	8/1/2035	200	210,118
Energuate Trust (Guatemala)†(a)	5.875%	5/3/2027	200	205,250
Engie Energia Chile SA (Chile)†(a)	4.50%	1/29/2025	200	210,883
Eskom Holdings SOC Ltd. (South Africa)†(a)	5.75%	1/26/2021	400	404,344
Eskom Holdings SOC Ltd. (South Africa)†(a)	6.35%	8/10/2028	200	216,904
Eskom Holdings SOC Ltd. (South Africa)†(a)	7.125%	2/11/2025	200	210,154
Greenko Investment Co. (India)†(a)	4.875%	8/16/2023	200	194,992

22	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS CORPORATE DEBT FUND June 30, 2019

Investments	Interest Rate		Maturity Date		Principal Amount (000)	Fair Value
Electric: Power (continued)
Infraestructura Energetica Nova SAB de CV (Mexico)†(a)	4.875%		1/14/2048		$200	$178,000
Israel Electric Corp. Ltd. (Israel)†(a)	4.25%		8/14/2028		250	261,060
Minejesa Capital BV (Netherlands)†(a)	4.625%		8/10/2030		200	203,011
Pampa Energia SA (Argentina)†(a)	7.50%		1/24/2027		200	186,000
Perusahaan Listrik Negara PT (Indonesia)†(a)	6.15%		5/21/2048		200	238,080
Saudi Electricity Global Sukuk Co. 3 (South Africa)†(a)	5.50%		4/8/2044		400	446,286
Stoneway Capital Corp. (Argentina)†(a)	10.00%		3/1/2027		185	175,385
Terraform Global Operating LLC†	6.125%		3/1/2026		157	158,178
Total						4,409,253

Energy Equipment & Services 0.26%
Rio Energy SA/UGEN SA/UENSA SA (Argentina)†(a)	6.875%		2/1/2025		150	114,451

Engineering & Contracting Services 1.92%
Aeropuerto Internacional de Tocumen SA (Panama)†(a)	6.00%		11/18/2048		200	236,350
China Railway Resources Huitung Ltd. (Hong Kong)(a)	3.85%		2/5/2023		200	207,208
Delhi International Airport Ltd. (India)†(a)	6.125%		10/31/2026		200	210,710
GMR Hyderabad International Airport Ltd. (India)†(a)	4.25%		10/27/2027		200	182,934
Total						837,202

Financial Services 2.89%
Banco BTG Pactual SA†	7.75%	#(b)	2/15/2029		200	209,250
China Cinda Finance 2017 I Ltd.	4.10%		3/9/2024		200	208,183
Huarong Finance 2017 Co. Ltd. (Hong Kong)(a)	4.50%	#(b)	–	(c)	200	201,428
Power Finance Corp. Ltd. (India)†(a)	6.15%		12/6/2028		200	230,282
Shriram Transport Finance Co. Ltd. (India)†(a)	5.95%		10/24/2022		200	203,394
SURA Asset Management SA (Colombia)†(a)	4.375%		4/11/2027		200	207,802
Total						1,260,339

Food 1.35%
Arcor SAIC (Argentina)†(a)	6.00%		7/6/2023		185	184,093
BRF GmbH (Austria)†(a)	4.35%		9/29/2026		200	194,000
NBM US Holdings, Inc.†	7.00%		5/14/2026		200	211,050
Total						589,143

Health Care Services 0.46%
Rede D’or Finance Sarl (Luxembourg)†(a)	4.95%		1/17/2028		200	199,250

Household Equipment/Products 0.46%
Turkiye Sise ve Cam Fabrikalari AS (Turkey)†(a)	6.95%		3/14/2026		200	201,672

See Notes to Financial Statements.	23

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS CORPORATE DEBT FUND June 30, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Investment Management Companies 0.98%
Grupo de Inversiones Suramericana SA (Colombia)†(a)	5.50%	4/29/2026		$200	$218,500
Huarong Finance II Co. Ltd. (Hong Kong)(a)	4.625%	6/3/2026		200	207,414
Total					425,914

Lodging 0.59%
MGM China Holdings Ltd. (Macao)†(a)	5.875%	5/15/2026		250	257,187

Machinery: Agricultural 1.94%
JBS Investments II GmbH (Austria)†(a)	7.00%	1/15/2026		200	217,100
Kernel Holding SA (Ukraine)†(a)	8.75%	1/31/2022		200	211,561
MHP Lux SA (Luxembourg)†(a)	6.95%	4/3/2026		200	203,144
MHP SE (Ukraine)†(a)	7.75%	5/10/2024		200	213,328
Total					845,133

Media 1.87%
Altice Luxembourg SA (Luxembourg)†(a)	10.50%	5/15/2027		200	206,000
Grupo Televisa SAB (Mexico)(a)	6.625%	1/15/2040		132	158,691
Prosus Nv (South Africa)†(a)	4.85%	7/6/2027		200	214,169
Summer BidCo BV†(e)	9.00%	11/15/2025	EUR	200	238,297
Total					817,157

Metals & Minerals: Miscellaneous 6.62%
AngloGold Ashanti Holdings plc (United Kingdom)(a)	6.50%	4/15/2040		$150	163,030
Barminco Finance Pty Ltd. (Australia)†(a)	6.625%	5/15/2022		66	68,186
Chinalco Capital Holdings Ltd.	4.00%	8/25/2021		200	199,339
First Quantum Minerals Ltd. (Canada)†(a)	7.00%	2/15/2021		62	63,356
First Quantum Minerals Ltd. (Canada)†(a)	7.25%	5/15/2022		200	199,000
First Quantum Minerals Ltd. (Canada)†(a)	7.50%	4/1/2025		200	191,250
Fresnillo plc (Mexico)†(a)	5.50%	11/13/2023		200	218,650
Indonesia Asahan Aluminium Persero PT (Indonesia)†(a)	5.71%	11/15/2023		200	219,622
Indonesia Asahan Aluminium Persero PT (Indonesia)†(a)	6.53%	11/15/2028		200	236,561
MMC Norilsk Nickel OJSC via MMC Finance DAC (Ireland)†(a)	4.10%	4/11/2023		200	201,992
Nexa Resources SA (Brazil)†(a)	5.375%	5/4/2027		200	210,950
Press Metal Labuan Ltd. (Malaysia)(a)	4.80%	10/30/2022		200	197,893
Southern Copper Corp. (Peru)(a)	5.875%	4/23/2045		240	283,392
Vedanta Resources Finance II plc (United Kingdom)†(a)	9.25%	4/23/2026		200	203,457
Vedanta Resources Ltd. (India)†(a)	6.125%	8/9/2024		250	230,597
Total					2,887,275

24	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS CORPORATE DEBT FUND June 30, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Natural Gas 1.35%
China Oil & Gas Group Ltd. (Hong Kong)(a)	5.00%	5/7/2020	$200	$201,250
Gas Natural de Lima y Callao SA (Peru)†(a)	4.375%	4/1/2023	200	206,752
Nakilat, Inc. (Qatar)†(a)	6.267%	12/31/2033	158	181,751
Total				589,753

Oil 12.72%
CNOOC Finance 2015 USA LLC	3.50%	5/5/2025	200	206,369
Dolphin Energy Ltd. LLC (United Arab Emirates)†(a)	5.50%	12/15/2021	200	212,386
Ecopetrol SA (Colombia)(a)	4.125%	1/16/2025	425	440,938
Ecopetrol SA (Colombia)(a)	5.875%	5/28/2045	303	336,224
Gazprom OAO via Gaz Capital SA (Luxembourg)†(a)	4.95%	2/6/2028	400	424,567
Hunt Oil Co. of Peru LLC Sucursal Del Peru (Peru)†(a)	6.375%	6/1/2028	200	223,400
Lukoil International Finance BV (Netherlands)†(a)	4.75%	11/2/2026	200	211,131
Medco Platinum Road Pte Ltd. (Singapore)†(a)	6.75%	1/30/2025	250	249,872
Petrobras Global Finance BV (Netherlands)(a)	5.999%	1/27/2028	587	624,862
Petrobras Global Finance BV (Netherlands)(a)	6.90%	3/19/2049	131	139,777
Petrobras Global Finance BV (Netherlands)(a)	7.25%	3/17/2044	340	381,143
Petroleos Mexicanos (Mexico)(a)	4.625%	9/21/2023	127	124,460
Petroleos Mexicanos (Mexico)(a)	5.50%	6/27/2044	47	37,753
PT Saka Energi Indonesia (Indonesia)†(a)	4.45%	5/5/2024	200	201,695
Reliance Industries Ltd. (India)†(a)	4.125%	1/28/2025	250	261,368
Saudi Arabian Oil Co. (Saudi Arabia)†(a)	4.375%	4/16/2049	200	202,902
Tengizchevroil Finance Co. International Ltd. (Kazakhstan)†(a)	4.00%	8/15/2026	200	203,999
Tullow Oil plc (United Kingdom)†(a)	7.00%	3/1/2025	200	203,750
Tupras Turkiye Petrol Rafinerileri AS (Turkey)†(a)	4.50%	10/18/2024	200	181,806
YPF SA (Argentina)†(a)	6.95%	7/21/2027	740	674,103
Total				5,542,505

Oil: Crude Producers 3.12%
Abu Dhabi Crude Oil Pipeline LLC (United Arab Emirates)†(a)	4.60%	11/2/2047	200	220,108
AI Candelaria Spain SLU (Spain)†(a)	7.50%	12/15/2028	250	275,625
GNL Quintero SA (Chile)†(a)	4.634%	7/31/2029	200	212,500
Peru LNG Srl (Peru)†(a)	5.375%	3/22/2030	200	215,700
Transportadora de Gas del Peru SA (Peru)†(a)	4.25%	4/30/2028	200	209,590
Transportadora de Gas Internacional SA ESP (Colombia)†(a)	5.55%	11/1/2028	200	225,200
Total				1,358,723

See Notes to Financial Statements.	25

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS CORPORATE DEBT FUND June 30, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Paper & Forest Products 1.14%
Celulosa Arauco y Constitucion SA (Chile)†(a)	5.50%	4/30/2049	$200	$211,250
Suzano Austria GmbH (Brazil)†(a)	7.00%	3/16/2047	250	285,000
Total				496,250

Real Estate Investment Trusts 7.11%
China Evergrande Group (China)(a)	6.25%	6/28/2021	400	384,712
China Evergrande Group (China)(a)	10.00%	4/11/2023	200	194,110
China Overseas Finance Cayman V Ltd.	3.95%	11/15/2022	200	206,983
China Overseas Finance Cayman V Ltd.	5.35%	11/15/2042	200	231,433
Country Garden Holdings Co. Ltd. (China)(a)	4.75%	1/17/2023	400	392,248
IRSA Propiedades Comerciales SA (Argentina)†(a)	8.75%	3/23/2023	100	96,501
Kaisa Group Holdings Ltd. (China)(a)	9.375%	6/30/2024	400	364,617
MAF Sukuk Ltd.	4.50%	11/3/2025	200	208,103
Shimao Property Holdings Ltd. (Hong Kong)(a)	4.75%	7/3/2022	200	201,723
Sunac China Holdings Ltd. (China)(a)	8.625%	7/27/2020	200	206,244
Swire Properties MTN Financing Ltd. (Hong Kong)(a)	3.625%	1/13/2026	200	206,823
Theta Capital Pte Ltd. (Singapore)(a)	7.00%	4/11/2022	200	200,918
Trust F/1401 (Mexico)†(a)	6.39%	1/15/2050	200	205,500
Total				3,099,915

Retail 0.98%
Arcos Dorados Holdings, Inc. (Uruguay)†(a)	5.875%	4/4/2027	220	227,702
SACI Falabella (Chile)†(a)	3.75%	10/30/2027	200	200,400
Total				428,102

Steel 2.16%
ABJA Investment Co. Pte Ltd. (Singapore)(a)	5.95%	7/31/2024	200	209,237
CSN Resources SA (Brazil)†(a)	7.625%	2/13/2023	200	211,750
CSN Resources SA (Brazil)†(a)	7.625%	4/17/2026	200	212,667
Novolipetsk Steel via Steel Funding DAC (Ireland)†(a)	4.00%	9/21/2024	250	250,580
Vale Overseas Ltd. (Brazil)(a)	6.25%	8/10/2026	50	57,048
Total				941,282

Technology 1.42%
Alibaba Group Holding Ltd. (China)(a)	3.60%	11/28/2024	200	208,663
Tencent Holdings Ltd. (China)†(a)	3.80%	2/11/2025	200	208,350
Weibo Corp. (China)(a)(d)	3.50%	7/5/2024	200	201,109
Total				618,122

26	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS CORPORATE DEBT FUND June 30, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Telecommunications 4.76%
America Movil SAB de CV (Mexico)(a)	4.375%	4/22/2049		$200	$215,892
Bharti Airtel Ltd. (India)†(a)	4.375%	6/10/2025		200	202,357
Emirates Telecommunications Group Co. PJSC (United Arab Emirates)(a)	3.50%	6/18/2024		200	205,028
Millicom International Cellular SA (Luxembourg)†(a)	6.625%	10/15/2026		200	218,230
Ooredoo International Finance Ltd.†	3.25%	2/21/2023		200	202,543
Ooredoo International Finance Ltd.†	3.875%	1/31/2028		200	208,425
Oztel Holdings SPC Ltd. (United Arab Emirates)†(a)	6.625%	4/24/2028		200	196,727
SK Telecom Co. Ltd. (South Korea)†(a)	3.75%	4/16/2023		200	207,827
Telefonica Celular del Paraguay SA (Paraguay)†(a)	5.875%	4/15/2027		200	209,000
WTT Investment Ltd. (Hong Kong)†(a)	5.50%	11/21/2022		200	207,225
Total					2,073,254

Transportation: Miscellaneous 1.07%
Kazakhstan Temir Zholy Finance BV (Netherlands)†(a)	6.95%	7/10/2042		200	249,105
Rumo Luxembourg Sarl (Luxembourg)†(a)	7.375%	2/9/2024		200	216,352
Total					465,457
Total Corporate Bonds (cost $39,698,786)					40,914,646

FOREIGN GOVERNMENT OBLIGATIONS 4.01%

Angola 0.53%
Republic of Angola†(a)	9.50%	11/12/2025		200	229,877

Egypt 0.57%
Arab Republic of Egypt†(a)	6.125%	1/31/2022		200	206,629
Egypt Treasury Bills(e)	Zero Coupon	9/10/2019	EGP	725	42,156
Total					248,785

Indonesia 0.48%
Republic of Indonesia(a)	4.125%	1/15/2025		$200	210,607

Mongolia 0.48%
Development Bank of Mongolia LLC†(a)	7.25%	10/23/2023		200	208,792

Nigeria 0.46%
Republic of Nigeria†(a)	6.50%	11/28/2027		200	200,746

Qatar 0.53%
State of Qatar†(a)	4.817%	3/14/2049		200	229,719

South Korea 0.48%
Korea Gas Corp.†(a)	3.875%	2/12/2024		200	211,411

See Notes to Financial Statements.	27

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS CORPORATE DEBT FUND June 30, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Turkey 0.48%
Export Credit Bank of Turkey†(a)	8.25%	1/24/2024	$200	$209,419
Total Foreign Government Obligations (cost $1,682,810)				1,749,356
Total Long-Term Investments (cost $41,534,958)				42,786,578

SHORT-TERM INVESTMENT 0.91%

REPURCHASE AGREEMENT 0.91%
Repurchase Agreement dated 6/28/2019, 1.45% due 7/1/2019 with Fixed Income Clearing Corp. collateralized by $395,000 of U.S. Treasury Note at 2.75% due 9/15/2021; value: $406,752; proceeds: $395,223 (cost $395,175)			395	395,175
Total Short-Term Investments (cost $395,175)				395,175
Total Investments in Securities 99.09% (cost $41,930,133)				43,181,753
Cash and Other Assets in Excess of Liabilities(f) 0.91%				397,360
Net Assets 100.00%				$43,579,113

EGP	Egyptian pound
EUR	Euro.
ADR	American Depositary Receipt.
CMT	Constant Maturity Rate.
PIK	Payment-in-kind.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at June 30, 2019.
(a)	Foreign security traded in U.S. dollars.
(b)	Variable Rate is Fixed to Float: Rate remains fixed until designated future date.
(c)	Security is perpetual in nature and has no stated maturity.
(d)	Securities purchased on a when-issued basis (See Note 2(i)).
(e)	Investment in non-U.S. dollar denominated securities.
(f)	Cash and Other Assets in Excess of Liabilities include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, futures contracts and swaps as follows:

28	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS CORPORATE DEBT FUND June 30, 2019

Credit Default Swaps on Issuer - Sell Protection at June 30, 2019(1):

Credit
Default
Swap
		Fund						Agreements
Referenced	Swap	Receives	Termination	Notional	Notional	Payments	Unrealized	Payable at
Issuer	Counterparty	(Quarterly)	Date	Amount	Value	Upfront(2)	Depreciation(3)	Fair Value(4)
Petroleos Mexicanos(5)	Citibank	1.00%	6/20/2020	$45,000	$44,628	$(176)	$(196)	$(372)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(2)	Upfront payments received are presented net of amortization (See Note 2(n)).
(3)	Total unrealized appreciation on Credit Default Swaps on Issuers amounted to $0. Total unrealized depreciation on Credit Default Swaps on Issuers amounted to $196.
(4)	Includes upfront payments received.
(5)	Moody’s Credit Rating: Baa3.

Open Forward Foreign Currency Exchange Contracts at June 30, 2019:

Forward
Foreign					U.S. $
Currency					Cost on	U.S. $
Exchange	Transaction		Expiration	Foreign	Origination	Current	Unrealized
Contracts	Type	Counterparty	Date	Currency	Date	Value	Depreciation
euro	Sell	State Street Bank and Trust	8/14/2019	199,000	$225,635	$227,068	$(1,433)

Open Futures Contracts at June 30, 2019:

				Notional	Notional	Unrealized
Type	Expiration	Contracts	Position	Amount	Value	Appreciation
U.S. 2-Year Treasury Note	September 2019	16	Long	$3,423,155	$3,442,875	$19,720
U.S. 5-Year Treasury Note	September 2019	8	Long	933,389	945,249	11,860
U.S. Long Bond	September 2019	9	Long	1,371,953	1,400,343	28,390
Total Unrealized Appreciation on Open Futures Contracts						$59,970

				Notional	Notional	Unrealized
Type	Expiration	Contracts	Position	Amount	Value	Depreciation
U.S. 10-Year Treasury Note	September 2019	12	Short	$(1,509,542)	$(1,535,625)	$(26,083)
U.S. 10-Year Ultra Treasury Bond	September 2019	13	Short	(1,763,643)	(1,795,625)	(31,982)
U.S. Ultra Treasury Bond	September 2019	12	Short	(2,075,792)	(2,130,750)	(54,958)
Total Unrealized Depreciation on Open Futures Contracts						$(113,023)

See Notes to Financial Statements.	29

Schedule of Investments (unaudited)(concluded)

EMERGING MARKETS CORPORATE DEBT FUND June 30, 2019

The following is a summary of the inputs used as of June 30, 2019 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stock	$28,689	$–	$–	$28,689
Convertible Bond	–	93,887	–	93,887
Corporate Bonds	–	40,914,646	–	40,914,646
Foreign Government Obligations	–	1,749,356	–	1,749,356
Short-Term Investment
Repurchase Agreement	–	395,175	–	395,175
Total	$28,689	$43,153,064	$–	$43,181,753
Other Financial Instruments
Credit Default Swap Contracts
Assets	$–	$–	$–	$–
Liabilities	–	(372)	–	(372)
Forward Foreign Currency Exchange Contracts
Assets	–	–	–	–
Liabilities	–	(1,433)	–	(1,433)
Futures Contracts
Assets	59,970	–	–	59,970
Liabilities	(113,023)	–	–	(113,023)
Total	$(53,053)	$(1,805)	$–	$(54,858)

(1)	Refer to Note 2(q) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.

30	See Notes to Financial Statements.

Schedule of Investments (unaudited)

GLOBAL BOND FUND June 30, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 102.43%

ASSET-BACKED SECURITIES 10.08%

Automobiles 5.11%
AmeriCredit Automobile Receivables 2015-4 D	3.72%		12/8/2021	$15	$15,162
Capital Auto Receivables Asset Trust 2018-1 A3†	2.79%		1/20/2022	50	50,123
Chesapeake Funding II LLC 2018-2A A2	2.859% (1 Mo. LIBOR + .37%	)#	8/15/2030	89	88,675
CPS Auto Receivables Trust 2016-C D†	5.92%		6/15/2022	100	103,229
Drive Auto Receivables Trust 2018-4 B	3.36%		10/17/2022	50	50,229
Drive Auto Receivables Trust 2018-4 C	3.66%		11/15/2024	16	16,224
Exeter Automobile Receivables Trust 2015-1A D†	5.83%		12/15/2021	100	100,550
Ford Credit Auto Owner Trust 2014-2 A†	2.31%		4/15/2026	100	99,930
Santander Drive Auto Receivables Trust 2018-3 D	4.07%		8/15/2024	21	21,675
Total					545,797

Credit Cards 4.12%
American Express Credit Account Master Trust 2018-1 A	2.67%		10/17/2022	100	100,325
BA Credit Card Trust 2017-A1	1.95%		8/15/2022	25	24,952
Barclays Dryrock Issuance Trust 2016-1 A	1.52%		5/16/2022	100	99,959
Chase Issuance Trust 2016-A5	1.27%		7/15/2021	100	99,959
Discover Card Execution Note Trust 2015-A2 A	1.90%		10/17/2022	100	99,768
Synchrony Credit Card Master Note Trust 2018-2 A	3.47%		5/15/2026	15	15,727
Total					440,690

Other 0.85%
Ally Master Owner Trust 2018-4 A	3.30%		7/17/2023	89	90,757
Total Asset-Backed Securities (cost $1,069,587)					1,077,244

CONVERTIBLE BOND 0.06%

Oil 0.06%
Denbury Resources, Inc.†	6.375%		12/31/2024	10	6,438
Total Convertible Bonds (cost $13,538)					6,438

CORPORATE BONDS 51.99%

Aerospace/Defense 0.77%
Bombardier, Inc. (Canada)†(a)	7.50%		3/15/2025	20	20,131
Embraer Netherlands Finance BV (Netherlands)(a)	5.05%		6/15/2025	20	21,637
Kratos Defense & Security Solutions, Inc.†	6.50%		11/30/2025	5	5,388
TransDigm, Inc.†	6.25%		3/15/2026	33	34,609
Total					81,765

See Notes to Financial Statements.	31

Schedule of Investments (unaudited)(continued)

GLOBAL BOND FUND June 30, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Apparel 0.22%
Under Armour, Inc.	3.25%		6/15/2026		$5	$4,721
William Carter Co. (The)†	5.625%		3/15/2027		18	18,922
Total						23,643

Auto Parts: Original Equipment 0.22%
American Axle & Manufacturing, Inc.	6.50%		4/1/2027		10	10,013
Titan International, Inc.	6.50%		11/30/2023		15	13,087
Total						23,100

Automotive 2.58%
Aston Martin Capital Holdings Ltd. (Jersey)†(a)	6.50%		4/15/2022		20	20,150
BMW US Capital LLC Co.(b)	2.00%		11/20/2019	GBP	40	51,005
General Motors Co.	6.75%		4/1/2046		$30	33,966
Hyundai Capital America†	3.45%		3/12/2021		24	24,269
JB Poindexter & Co., Inc.†	7.125%		4/15/2026		5	5,125
Mclaren Finance plc(b)	5.00%		8/1/2022	GBP	100	123,183
Tesla, Inc.†	5.30%		8/15/2025		$20	17,625
Total						275,323

Banks: Regional 6.21%
CIT Group, Inc.	6.125%		3/9/2028		18	20,520
Goldman Sachs Group, Inc. (The)	6.75%		10/1/2037		15	19,656
ING Groep NV(b)	1.125%		2/14/2025	EUR	100	117,730
KBC Group NV(b)	1.125%		1/25/2024	EUR	100	117,845
Lloyds Bank plc (United Kingdom)†(a)	6.50%		9/14/2020		$100	104,371
Macquarie Bank Ltd. (Australia)†(a)	6.625%		4/7/2021		50	53,393
Macquarie Group Ltd. (Australia)†(a)	3.763%	#(c)	11/28/2028		50	50,956
Nordea Eiendomskreditt AS(b)	4.25%		6/16/2021	NOK	500	61,366
Popular, Inc.	6.125%		9/14/2023		$16	17,020
Royal Bank of Canada (Canada)(a)	2.30%		3/22/2021		50	50,248
Santander UK Group Holdings plc (United Kingdom)(a)	3.125%		1/8/2021		50	50,331
Total						663,436

Building Materials 0.70%
Martin Marietta Materials, Inc.	2.887% (3 Mo. LIBOR + .50%	)#	12/20/2019		75	75,053

Business Services 1.70%
Ahern Rentals, Inc.†	7.375%		5/15/2023		11	9,818
Cardtronics, Inc./Cardtronics USA, Inc.†	5.50%		5/1/2025		10	10,000
NESCO LLC/NESCO Finance Corp.†	6.875%		2/15/2021		5	4,925

32	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

GLOBAL BOND FUND June 30, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Business Services (continued)
Techem Verwaltungsgesellschaft 674 mbH†(b)	6.00%	7/30/2026	EUR	100	$120,934
United Rentals North America, Inc.	4.875%	1/15/2028		$10	10,225
United Rentals North America, Inc.	5.50%	5/15/2027		20	21,100
Weight Watchers International, Inc.†	8.625%	12/1/2025		5	4,600
Total					181,602

Chemicals 0.45%
Ashland LLC	6.875%	5/15/2043		10	10,875
CF Industries, Inc.	5.15%	3/15/2034		12	11,760
OCI NV (Netherlands)†(a)	6.625%	4/15/2023		20	20,900
Rain CII Carbon LLC/CII Carbon Corp.†	7.25%	4/1/2025		5	4,650
Total					48,185

Coal 0.09%
CONSOL Energy, Inc.†	11.00%	11/15/2025		5	5,425
Warrior Met Coal, Inc.†	8.00%	11/1/2024		4	4,173
Total					9,598

Computer Hardware 0.48%
Banff Merger Sub, Inc.†	9.75%	9/1/2026		10	8,725
Dell International LLC/EMC Corp.†	8.35%	7/15/2046		30	37,959
Western Digital Corp.	4.75%	2/15/2026		5	4,918
Total					51,602

Computer Software 2.47%
Fidelity National Information Services, Inc.(b)	1.50%	5/21/2027	EUR	100	118,787
InterXion Holding NV†(b)	4.75%	6/15/2025	EUR	100	124,119
MSCI, Inc.†	5.375%	5/15/2027		$10	10,725
TIBCO Software, Inc.†	11.375%	12/1/2021		10	10,631
Total					264,262

Construction/Homebuilding 0.73%
Century Communities, Inc.	5.875%	7/15/2025		5	5,050
Century Communities, Inc.†	6.75%	6/1/2027		15	15,244
PulteGroup, Inc.	5.50%	3/1/2026		5	5,419
Toll Brothers Finance Corp.	4.875%	3/15/2027		5	5,270
TRI Pointe Group, Inc.	5.25%	6/1/2027		17	16,447
William Lyon Homes, Inc.	6.00%	9/1/2023		10	10,200
William Lyon Homes, Inc.	7.00%	8/15/2022		15	15,094
Williams Scotsman International, Inc.†	7.875%	12/15/2022		5	5,262
Total					77,986

See Notes to Financial Statements.	33

Schedule of Investments (unaudited)(continued)

GLOBAL BOND FUND June 30, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Containers 0.05%
W/S Packaging Holdings, Inc.†	9.00%		4/15/2023		$5	$5,444

Drugs 1.19%
Bausch Health Cos, Inc.(b)	4.50%		5/15/2023	EUR	100	115,445
Elanco Animal Health, Inc.	4.90%		8/28/2028		$10	11,172
Total						126,617

Electric: Power 4.13%
AES Corp. (The)	5.125%		9/1/2027		5	5,287
Ausgrid Finance Pty Ltd. (Australia)†(a)	4.35%		8/1/2028		30	31,909
Calpine Corp.	5.50%		2/1/2024		20	19,875
Clearway Energy Operating LLC†	5.75%		10/15/2025		5	5,094
Engie SA(b)	1.375%		2/28/2029	EUR	100	123,738
ESB Finance DAC(b)	6.50%		3/5/2020	GBP	50	65,692
NRG Energy, Inc.	5.75%		1/15/2028		$10	10,762
Origin Energy Finance Ltd. (Australia)†(a)	5.45%		10/14/2021		33	34,902
PPL WEM Ltd./Western Power Distribution Ltd. (United Kingdom)†(a)	5.375%		5/1/2021		25	25,876
Puget Energy, Inc.	5.625%		7/15/2022		26	27,894
Southern Power Co.†	2.937% (3 Mo. LIBOR + .55%	)#	12/20/2020		51	51,018
Toronto Hydro Corp.(b)	3.54%		11/18/2021	CAD	50	39,630
Total						441,677

Electrical: Household 0.05%
Energizer Holdings, Inc.†	6.375%		7/15/2026		$5	5,150

Electronics 0.39%
Itron, Inc.†	5.00%		1/15/2026		15	15,375
Trimble, Inc.	4.90%		6/15/2028		25	26,796
Total						42,171

Engineering & Contracting Services 0.09%
Brand Industrial Services, Inc.†	8.50%		7/15/2025		10	9,113

Entertainment 1.70%
Boyne USA, Inc.†	7.25%		5/1/2025		5	5,437
Buena Vista Gaming Authority†	13.00%		4/1/2023		5	5,350
CPUK Finance Ltd.(b)	3.588%		8/28/2025	GBP	100	135,958
Eldorado Resorts, Inc.	6.00%		4/1/2025		$3	3,169
Enterprise Development Authority (The)†	12.00%		7/15/2024		5	5,450
Penn National Gaming, Inc.†	5.625%		1/15/2027		5	4,950

34	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

GLOBAL BOND FUND June 30, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Entertainment (continued)
Stars Group Holdings BV/Stars Group US Co-Borrower LLC (Netherlands)†(a)	7.00%	7/15/2026		$20	$21,200
Total					181,514

Financial Services 1.92%
Ally Financial, Inc.	8.00%	11/1/2031		10	13,267
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.†	5.25%	10/1/2025		5	5,025
Lincoln Financing SARL†(b)	3.625%	4/1/2024	EUR	100	118,000
Navient Corp.	6.75%	6/25/2025		$20	20,750
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.875%	4/15/2045		50	47,893
Total					204,935

Food 1.57%
Albertsons Cos LLC/Safeway, Inc./Albertsons LP/Albertson’s LLC	6.625%	6/15/2024		10	10,412
Chobani LLC/Chobani Finance Corp., Inc.†	7.50%	4/15/2025		11	10,340
Fresh Market, Inc. (The)†	9.75%	5/1/2023		7	4,795
Ingles Markets, Inc.	5.75%	6/15/2023		5	5,138
JBS USA LUX SA/JBS USA Finance, Inc.†	6.75%	2/15/2028		5	5,450
Kerry Group Financial Service Unitd Co.(b)	2.375%	9/10/2025	EUR	100	127,035
Matterhorn Merger Sub LLC/Matterhorn Finance Sub, Inc.†	8.50%	6/1/2026		$5	4,463
Total					167,633

Government 1.95%
African Development Bank(b)	3.35%	8/8/2028	AUD	84	66,106
European Investment Bank(b)	1.125%	4/13/2033	EUR	22	27,845
International Finance Corp.(b)	4.25%	8/21/2023	AUD	60	47,000
OPB Finance Trust(b)	2.98%	1/25/2027	CAD	84	67,401
Total					208,352

Health Care Services 0.88%
AHP Health Partners, Inc.†	9.75%	7/15/2026		$5	5,413
Centene Corp.†	5.375%	6/1/2026		15	15,806
CHS/Community Health Systems, Inc.	8.00%	11/15/2019		10	9,856
Hadrian Merger Sub, Inc.†	8.50%	5/1/2026		5	4,738
Molina Healthcare, Inc.†	4.875%	6/15/2025		10	10,187
Polaris Intermediate Corp. PIK 8.50%†	8.50%	12/1/2022		10	8,875
Surgery Center Holdings, Inc.†	6.75%	7/1/2025		5	4,350

See Notes to Financial Statements.	35

Schedule of Investments (unaudited)(continued)

GLOBAL BOND FUND June 30, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Health Care Services (continued)
Tenet Healthcare Corp.	7.00%		8/1/2025		$20	$20,000
WellCare Health Plans, Inc.	5.25%		4/1/2025		10	10,462
West Street Merger Sub, Inc.†	6.375%		9/1/2025		5	4,650
Total						94,337

Insurance 0.50%
CNO Financial Group, Inc.	5.25%		5/30/2025		5	5,403
Genworth Holdings, Inc.	4.90%		8/15/2023		10	8,650
Teachers Insurance & Annuity Association of America†	4.90%		9/15/2044		30	35,116
York Risk Services Holding Corp.†	8.50%		10/1/2022		5	4,137
Total						53,306

Investment Management Companies 0.48%
BrightSphere Investment Group plc (United Kingdom)(a)	4.80%		7/27/2026		50	50,921

Leisure 1.11%
Piaggio & C SpA(b)	3.625%		4/30/2025	EUR	100	118,776

Machinery: Agricultural 0.30%
BAT Capital Corp.	3.398% (3 Mo. LIBOR + .88%	)#	8/15/2022		$28	28,086
Pyxus International, Inc.	9.875%		7/15/2021		5	4,325
Total						32,411

Machinery: Industrial/Specialty 0.29%
Cloud Crane LLC†	10.125%		8/1/2024		5	5,387
RBS Global, Inc./Rexnord LLC†	4.875%		12/15/2025		25	25,375
Total						30,762

Manufacturing 0.47%
General Electric Co.	3.10%		1/9/2023		2	2,018
General Electric Co.	3.15%		9/7/2022		3	3,040
General Electric Co.	3.375%		3/11/2024		2	2,051
General Electric Co.	3.397% (3 Mo. LIBOR + .80%	)#	4/15/2020		25	25,078
General Electric Co.	3.45%		5/15/2024		1	1,024
General Electric Co.	6.15%		8/7/2037		15	17,440
Total						50,651

Media 2.21%
AMC Networks, Inc.	4.75%		8/1/2025		20	20,375
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.875%		5/1/2027		25	26,437

36	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

GLOBAL BOND FUND June 30, 2019

Investments	Interest Rate	Maturity Date		Principal Amount (000)		Fair Value
Media (continued)
Cox Communications, Inc.†	8.375%	3/1/2039			$35	$47,930
DISH DBS Corp.	7.75%	7/1/2026			16	15,720
EW Scripps Co. (The)†	5.125%	5/15/2025			5	4,813
Gray Television, Inc.†	7.00%	5/15/2027			17	18,488
NBCUniversal Enterprise, Inc.†	5.25%	–	(d)		100	102,435
Total						236,198

Metals & Minerals: Miscellaneous 0.58%
Barminco Finance Pty Ltd. (Australia)†(a)	6.625%	5/15/2022			5	5,166
Freeport-McMoRan, Inc.	3.875%	3/15/2023			10	10,025
Glencore Finance Canada Ltd. (Canada)†(a)	5.55%	10/25/2042			20	20,712
Newmont Goldcorp Corp.†	3.70%	3/15/2023			25	25,939
Total						61,842

Oil 5.49%
Berry Petroleum Co. LLC†	7.00%	2/15/2026			10	9,750
California Resources Corp.†	8.00%	12/15/2022			13	9,864
Canadian Oil Sands Ltd. (Canada)†(a)	4.50%	4/1/2022			50	51,813
Cenovus Energy, Inc. (Canada)(a)	5.70%	10/15/2019			19	19,381
Continental Resources, Inc.	5.00%	9/15/2022			50	50,444
Denbury Resources, Inc.	5.50%	5/1/2022			7	4,095
Denbury Resources, Inc.†	7.75%	2/15/2024			4	3,382
Ecopetrol SA (Colombia)(a)	5.875%	5/28/2045			30	33,289
ENI SPA(b)	0.625%	9/19/2024		EUR	100	116,695
Hilcorp Energy I LP/Hilcorp Finance Co.†	5.75%	10/1/2025			$5	5,037
Indigo Natural Resources LLC†	6.875%	2/15/2026			10	9,025
Marathon Petroleum Corp.	5.375%	10/1/2022			50	50,767
MEG Energy Corp. (Canada)†(a)	6.50%	1/15/2025			6	6,052
MEG Energy Corp. (Canada)†(a)	7.00%	3/31/2024			15	14,325
Oasis Petroleum, Inc.	6.875%	3/15/2022			15	14,953
Petroleos Mexicanos(b)	5.50%	2/24/2025		EUR	34	41,554
Petroleos Mexicanos (Mexico)(a)	5.35%	2/12/2028			$30	27,378
Petroleos Mexicanos (Mexico)(a)	6.375%	2/4/2021			20	20,570
SM Energy Co.	6.75%	9/15/2026			10	9,425
Tapstone Energy LLC/Tapstone Energy Finance Corp.†	9.75%	6/1/2022			10	6,950
Transocean Poseidon Ltd.†	6.875%	2/1/2027			10	10,594
Valero Energy Corp.	10.50%	3/15/2039			25	40,957
YPF SA (Argentina)†(a)	8.75%	4/4/2024			30	30,441
Total						586,741

See Notes to Financial Statements.	37

Schedule of Investments (unaudited)(continued)

GLOBAL BOND FUND June 30, 2019

Investments	Interest Rate		Maturity Date		Principal Amount (000)		Fair Value
Oil: Crude Producers 0.52%
Cheniere Corpus Christi Holdings LLC	5.125%		6/30/2027			$10	$10,887
NGPL PipeCo LLC†	4.875%		8/15/2027			5	5,313
Plains All American Pipeline LP	6.125%	#(c)	–	(d)		5	4,770
Sabine Pass Liquefaction LLC	5.875%		6/30/2026			30	34,294
Total							55,264

Oil: Integrated Domestic 0.21%
Bristow Group, Inc.†(e)	8.75%		3/1/2023			5	4,862
National Oilwell Varco, Inc.	3.95%		12/1/2042			20	17,349
Total							22,211

Paper & Forest Products 0.24%
Fibria Overseas Finance Ltd. (Brazil)(a)	5.25%		5/12/2024			19	20,235
Mercer International, Inc. (Canada)(a)	5.50%		1/15/2026			5	4,994
Total							25,229

Real Estate Investment Trusts 3.79%
Aroundtown SA(b)	1.875%		1/19/2026		EUR	100	119,594
Country Garden Holdings Co. Ltd. (China)(a)	4.75%		1/17/2023			$200	196,124
GEO Group, Inc. (The)	6.00%		4/15/2026			12	10,496
GLP Capital LP/GLP Financing II, Inc.	5.75%		6/1/2028			5	5,529
MPT Operating Partnership LP/MPT Finance Corp.	5.00%		10/15/2027			15	15,487
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC	8.25%		10/15/2023			10	9,325
VEREIT Operating Partnership LP	4.875%		6/1/2026			40	43,273
WeWork Cos., Inc.†	7.875%		5/1/2025			5	4,958
Total							404,786

Retail 0.20%
Alimentation Couche-Tard, Inc. (Canada)†(a)	2.95% (3 Mo. LIBOR + .50%	)#	12/13/2019			5	5,001
IRB Holding Corp.†	6.75%		2/15/2026			5	4,988
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC†	4.75%		6/1/2027			11	11,302
Total							21,291

Steel 0.34%
Baffinland Iron Mines Corp. (Canada)†(a)	8.75%		7/15/2026			13	13,292
Cleveland-Cliffs, Inc.	5.75%		3/1/2025			3	2,993
Vale Overseas Ltd. (Brazil)(a)	6.25%		8/10/2026			18	20,537
Total							36,822

38	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

GLOBAL BOND FUND June 30, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Technology 1.51%
Match Group, Inc.†	5.00%	12/15/2027		$5	$5,262
Netflix, Inc.(b)	3.625%	5/15/2027	EUR	100	124,486
Netflix, Inc.	5.875%	2/15/2025		$29	32,045
Total					161,793

Telecommunications 3.02%
Altice France SA (France)†(a)	7.375%	5/1/2026		25	25,688
British Telecommunications plc(b)	8.625%	3/26/2020	GBP	30	40,153
Crystal Almond SARL†(b)	10.00%	11/1/2021	EUR	100	120,597
DKT Finance ApS (Denmark)†(a)	9.375%	6/17/2023		$20	21,720
Intelsat Jackson Holdings SA (Luxembourg)(a)	5.50%	8/1/2023		35	32,112
Sprint Capital Corp.	6.875%	11/15/2028		25	25,937
T-Mobile USA, Inc.	6.50%	1/15/2026		18	19,504
Telstra Corp. Ltd.(b)	7.75%	7/15/2020	AUD	50	37,327
Total					323,038

Toys 0.19%
Mattel, Inc.†	6.75%	12/31/2025		$20	20,626
Total Corporate Bonds (cost $5,444,714)					5,555,166

FOREIGN GOVERNMENT OBLIGATIONS 19.90%

Argentina 0.72%
Republic of Argentina(a)	5.625%	1/26/2022		91	76,896

Bahamas 0.28%
Commonwealth of Bahamas†(a)	6.95%	11/20/2029		27	30,173

Belgium 0.40%
Kingdom of Belgium Government Bond†(b)	0.80%	6/22/2028	EUR	22	26,899
Kingdom of Belgium Government Bond†(b)	1.60%	6/22/2047	EUR	4	5,294
Kingdom of Belgium Government Bond†(b)	1.90%	6/22/2038	EUR	8	11,119
Total					43,312

Brazil 0.70%
Brazil Letras do Tesouro Nacional(b)	Zero Coupon	7/1/2022	BRL	205	44,222
Brazil Notas do Tesouro Nacional Serie F(b)	10.00%	1/1/2029	BRL	100	30,408
Total					74,630

Canada 1.43%
Municipal Finance Authority of British Columbia(b)	1.75%	10/15/2020	CAD	88	67,214
Province of Ontario Canada(b)	2.90%	6/2/2028	CAD	65	52,778
South Coast British Columbia Transportation Authority(b)	3.80%	11/2/2020	CAD	42	32,942
Total					152,934

See Notes to Financial Statements.	39

Schedule of Investments (unaudited)(continued)

GLOBAL BOND FUND June 30, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
China 0.82%
China Development Bank(b)	3.68%	2/26/2026		$600	$87,243

Egypt 0.15%
Egypt Government Bond(f)(b)	15.70%	11/7/2027	EGP	260	15,627

El Salvador 0.30%
Republic of EI Salvador†(a)	6.375%	1/18/2027		$32	32,040

France 2.14%
France Government Bond(b)	0.75%	11/25/2028	EUR	86	105,289
French Republic Government Bond OAT†(b)	1.25%	5/25/2036	EUR	67	85,674
French Republic Government Bond OAT†(b)	2.00%	5/25/2048	EUR	26	38,083
Total					229,046

Germany 1.41%
Bundesrepublik Deutschland Bundesanleihe(b)	1.25%	8/15/2048	EUR	52	75,488
Bundesrepublik Deutschland Bundesanleihe(b)	4.00%	1/4/2037	EUR	10	19,411
State of North Rhine-Westphalia Germany(b)	1.50%	6/12/2040	EUR	43	56,083
Total					150,982

Indonesia 0.48%
Indonesia Treasury Bond(b)	8.375%	3/15/2024	IDR	682,000	51,002

Ireland 0.32%
Ireland Government Bond(b)	1.70%	5/15/2037	EUR	26	34,272

Italy 1.73%
Cassa Depositi e Prestiti SpA(b)	2.125%	9/27/2023	EUR	100	117,323
Italy Buoni Poliennali Del Tesoro†(b)	2.45%	9/1/2033	EUR	40	46,034
Italy Buoni Poliennali Del Tesoro†(b)	3.85%	9/1/2049	EUR	16	21,050
Total					184,407

Japan 1.12%
Development Bank of Japan, Inc.(b)	0.875%	10/10/2025	EUR	100	119,336

Mexico 0.21%
United Mexican States(a)	4.75%	3/8/2044		$22	23,023

New Zealand 0.24%
New Zealand Local Government Funding
Agency Bond(b)	2.75%	4/15/2025	NZD	37	26,007

Peru 0.10%
Peruvian International Bond†(b)	6.35%	8/12/2028	PEN	30	10,239

40	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

GLOBAL BOND FUND June 30, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Portugal 0.19%
Portugal Obrigacoes do Tesouro OT†(b)	4.10%		2/15/2045	EUR	11	$19,864

Russia 0.36%
Russian Federal Bond - OFZ(b)	7.00%		8/16/2023	RUB	2,466	38,708

South Africa 0.29%
Republic of South Africa Government Bond(b)	8.75%		2/28/2048	ZAR	486	31,116

Spain 1.93%
Spain Government Bond†(b)	1.40%		7/30/2028	EUR	44	54,882
Spain Government Bond†(b)	1.45%		4/30/2029	EUR	30	37,594
Spain Government Bond†(b)	2.70%		10/31/2048	EUR	11	16,467
Spain Government Bond†(b)	4.20%		1/31/2037	EUR	56	97,851
Total						206,794

Sweden 0.94%
Kommuninvest I Sverige AB(b)	1.00%		5/12/2025	SEK	890	100,314

Turkey 0.29%
Republic of Turkey(a)	7.375%		2/5/2025		$30	31,050

United Kingdom 3.35%
United Kingdom Gilt(b)	0.75%		7/22/2023	GBP	32	40,871
United Kingdom Gilt(b)	1.50%		7/22/2047	GBP	72	92,001
United Kingdom Gilt(b)	1.625%		10/22/2028	GBP	85	115,568
United Kingdom Gilt(b)	1.75%		9/7/2037	GBP	26	35,155
United Kingdom Gilt(b)	2.00%		7/22/2020	GBP	22	28,326
United Kingdom Gilt(b)	4.25%		12/7/2027	GBP	28	45,798
Total						357,719
Total Foreign Government Obligations (cost $2,031,108)						2,126,734

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 11.13%
Federal National Mortgage Assoc.(g)	3.50%		TBA		$450	459,949
Federal National Mortgage Assoc.(g)	4.00%		TBA		150	155,007
Federal National Mortgage Assoc.(g)	4.50%		TBA		550	574,761
Total Government Sponsored Enterprises Pass-Throughs (cost $1,188,535)						1,189,717

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 2.10%
Caesars Palace Las Vegas Trust 2017-VICI D†	4.499%	#(h)	10/15/2034		26	27,179
Citigroup Commercial Mortgage Trust 2016-GC36 D†	2.85%		2/10/2049		45	38,157
Citigroup Commercial Mortgage Trust 2016-P3 D†	2.804%	#(h)	4/15/2049		30	26,057
Commercial Mortgage Pass-Through Certificates 2015-PC1 C	4.588%	#(h)	7/10/2050		25	25,972

See Notes to Financial Statements.	41

Schedule of Investments (unaudited)(continued)

GLOBAL BOND FUND June 30, 2019

				Principal
	Interest		Maturity	Amount		Fair
Investments	Rate		Date	(000)		Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Commercial Mortgage Pass-Through Certificates 2015-PC1 D	4.588%	#(h)	7/10/2050		$35	$32,562
JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ A†	3.394% (1 Mo. LIBOR + 1.00%	)#	6/15/2032		49	49,206
JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ E†	5.394% (1 Mo. LIBOR + 3.00%	)#	6/15/2035		25	24,821
Total Non-Agency Commercial Mortgage-Backed Securities (cost $213,980)						223,954

U.S. TREASURY OBLIGATIONS 7.17%
U.S. Treasury Bond	2.75%		11/15/2047		147	153,245
U.S. Treasury Bond	3.00%		2/15/2049		99	108,594
U.S. Treasury Note	1.75%		6/30/2024		346	345,730
U.S. Treasury Note	2.625%		2/15/2029		150	158,112
Total U.S. Treasury Obligations (cost $747,050)						765,681
Total Long-Term Investments (cost $10,708,512)						10,944,934

SHORT-TERM INVESTMENTS 5.40%

CORPORATE BONDS 0.89%

Machinery 0.61%
BAT International Finance plc(b)	6.375%		12/12/2019	GBP	50	64,913

Natural Gas 0.28%
WGL Holdings, Inc.	2.925% (3 Mo. LIBOR + .40%	)#	11/29/2019		$30	29,978
Total Corporate Bonds (cost $96,561)						94,891

REPURCHASE AGREEMENT 4.51%
Repurchase Agreement dated 6/28/2019, 1.45% due 7/1/2019 with Fixed Income Clearing Corp. collateralized by $480,000 of U.S. Treasury Note at 2.75% due 9/15/2021; value: $494,281; proceeds: $482,197 (cost $482,139)					482	482,139
Total Short-Term Investments (cost $578,700)						577,030
Total Investments in Securities 107.83% (cost $11,287,212)						11,521,964
Liabilities in Excess of Cash, Foreign Cash and Other Assets(i) (7.83%)						(836,445)
Net Assets 100.00%						$10,685,519

42	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

GLOBAL BOND FUND June 30, 2019

AUD	Australian dollar.
BRL	Brazilian real.
CAD	Canadian dollar.
EGP	Egyptian pound.
EUR	Euro.
GBP	British pound.
IDR	Indonesian rupiah.
NOK	Norwegian krone.
NZD	New Zealand Dollar.
PEN	Peruvian nuevo sol.
RUB	Russian ruble.
SEK	Swedish Krona.
ZAR	South African rand.
LIBOR	London Interbank Offered Rate.
PIK	Payment-in-kind.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at June 30, 2019.
(a)	Foreign security traded in U.S. dollars.
(b)	Investment in non-U.S. dollar denominated securities.
(c)	Variable Rate is Fixed to Float: Rate remains fixed until designated future date.
(d)	Security is perpetual in nature and has no stated maturity.
(e)	Defaulted (non-income producing security).
(f)	Securities purchased on a when-issued basis (See Note 2(i)).
(g)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(h)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(i)	Liabilities in Excess of Cash, Foreign Cash and Other Assets include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, futures contracts and swaps as follows:

Centrally Cleared Credit Default Swaps on Indexes - Sell Protection at June 30, 2019(1):

Referenced Index	Central Clearing party	Fund Pays (Quarterly)	Termination Date	Notional Amount	Notional Value	Payments Upfront(2)	Unrealized Appreciation(3)
Markit CDX. NA.EM.31(4)(5)	Credit Suisse	1.00%	6/20/2024	$1,381,000	$1,337,429	$(43,763)	$ 191

Centrally Cleared Credit Default Swaps on Issuer - Buy Protection at June 30, 2019(1):

Referenced Issuer	Central Clearing party	Fund Pays (Quarterly)	Termination Date	Notional Amount	Notional Value	Payments Upfront(2)	Unrealized Depreciation(3)
Republic of Turkey(4)(6)	Credit Suisse	1.00%	6/20/2024	$180,000	$157,191	$23,733	$(924)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments received by Central Clearing Party are presented net of amortization (See Note 2(n)).

See Notes to Financial Statements.	43

Schedule of Investments (unaudited)(continued)

GLOBAL BOND FUND June 30, 2019

(3)	Total unrealized appreciation on Credit Default Swaps on Indexes/Issuers amounted to $191. Total unrealized depreciation on Credit Default Swaps on Indexes/Issuers amounted to $924.
(4)	Central Clearinghouse: Intercontinental Exchange (ICE).
(5)	The Referenced Index is for the Centrally Cleared Credit Default Swaps on Indexes, which is comprised of a basket of Emerging Market sovereign issuers.
(6)	Moody’s Credit Rating: Ba3.

Open Forward Foreign Currency Exchange Contracts at June 30, 2019:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Australian dollar	Buy	Bank of America	7/31/2019	101,000	$69,461	$70,979	$1,518
Brazilian real	Buy	Morgan Stanley	8/14/2019	58,000	14,171	15,045	874
Colombian peso	Buy	Barclays Bank plc	8/30/2019	142,540,000	41,978	44,197	2,219
Danish krone	Buy	J.P. Morgan	7/31/2019	195,000	29,609	29,783	174
euro	Buy	Barclays Bank plc	9/18/2019	25,000	28,221	28,601	380
Japanese yen	Buy	J.P. Morgan	7/31/2019	1,571,000	14,518	14,604	86
Japanese yen	Buy	Morgan Stanley	7/31/2019	177,215,000	1,597,691	1,647,391	49,700
Japanese yen	Buy	Toronto Dominion Bank	7/31/2019	910,000	8,216	8,459	243
Malaysian ringgit	Buy	Morgan Stanley	8/30/2019	224,000	53,194	54,191	997
Mexican peso	Buy	Barclays Bank plc	9/19/2019	545,000	27,954	28,026	72
New Zealand dollar	Buy	Morgan Stanley	9/10/2019	24,000	15,836	16,145	309
Philippine peso	Buy	J.P. Morgan	9/3/2019	2,097,000	40,671	40,802	131
South African rand	Buy	Barclays Bank plc	7/31/2019	503,000	34,760	35,584	824
South Korean won	Buy	Bank of America	9/3/2019	168,600,000	142,269	145,917	3,648
Swedish krona	Buy	Barclays Bank plc	9/11/2019	723,000	76,319	78,251	1,932
Swiss franc	Buy	Bank of America	7/31/2019	30,000	30,037	30,816	779
Swiss franc	Buy	Bank of America	7/31/2019	25,000	24,934	25,680	746
Australian dollar	Sell	Toronto Dominion Bank	7/31/2019	90,000	63,557	63,249	308
British pound	Sell	Bank of America	9/11/2019	277,000	354,323	352,898	1,425
euro	Sell	Morgan Stanley	9/18/2019	37,000	42,332	42,330	2
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$66,367

44	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

GLOBAL BOND FUND June 30, 2019

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Brazilian real	Buy	Morgan Stanley	9/24/2019	82,000	$21,271	$21,184	$(87)
Chinese yuan renminbi	Buy	Barclays Bank plc	7/11/2019	345,000	51,342	50,293	(1,049)
Australian dollar	Sell	Morgan Stanley	7/31/2019	52,000	35,830	36,544	(714)
Brazilian real	Sell	Morgan Stanley	8/14/2019	58,000	14,496	15,045	(549)
Brazilian real	Sell	Morgan Stanley	9/24/2019	82,000	21,055	21,184	(129)
British pound	Sell	Bank of America	9/11/2019	21,000	26,487	26,754	(267)
Chinese yuan renminbi	Sell	Bank of America	7/11/2019	345,000	49,841	50,294	(453)
Chinese yuan renminbi	Sell	Barclays Bank plc	9/3/2019	400,000	57,687	58,261	(574)
Colombian peso	Sell	Morgan Stanley	8/30/2019	142,540,000	43,426	44,197	(771)
Danish krone	Sell	Toronto Dominion Bank	7/31/2019	195,000	29,419	29,783	(364)
euro	Sell	Bank of America	9/18/2019	149,000	168,265	170,464	(2,199)
euro	Sell	Morgan Stanley	9/18/2019	51,000	57,614	58,347	(733)
Indonesian rupiah	Sell	Barclays Bank plc	9/19/2019	347,613,000	23,855	24,364	(509)
Japanese yen	Sell	Bank of America	7/31/2019	2,008,000	18,448	18,666	(218)
New Zealand dollar	Sell	Toronto Dominion Bank	9/10/2019	24,000	15,927	16,145	(218)
Philippine peso	Sell	Barclays Bank plc	9/3/2019	2,097,000	39,925	40,802	(877)
Russian ruble	Sell	Barclays Bank plc	7/31/2019	1,614,000	24,607	25,433	(826)
South African rand	Sell	Bank of America	7/31/2019	503,000	33,806	35,584	(1,778)
South African rand	Sell	Bank of America	9/18/2019	456,000	31,833	32,063	(230)
Swedish krona	Sell	Morgan Stanley	9/11/2019	907,000	97,135	98,165	(1,030)
Thai baht	Sell	Toronto Dominion Bank	7/31/2019	636,000	19,911	20,752	(841)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(14,416)

Open Futures Contracts at June 30, 2019:

Type	Expiration	Contracts	Position		Notional Amount		Notional Value	Unrealized Appreciation
U.S. 5-Year Treasury Note	September 2019	5	Long		$584,962		$590,781	$5,819

Type	Expiration	Contracts	Position		Notional Amount		Notional Value	Unrealized Depreciation
Euro- Bund	September 2019	1	Short	EUR	(170,948)	EUR	(172,740)	$(2,037)
U.S. 10-Year Ultra Treasury Bond	September 2019	1	Short		$(135,229)		$(138,125)	(2,896)
U.S. 2-Year Treasury Note	September 2019	2	Short		(427,934)		(430,359)	(2,425)
Total Unrealized Depreciation on Open Futures Contracts								$(7,358)

See Notes to Financial Statements.	45

Schedule of Investments (unaudited)(concluded)

GLOBAL BOND FUND June 30, 2019

The following is a summary of the inputs used as of June 30, 2019 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities	$–	$1,077,244	$–	$1,077,244
Convertible Bond	–	6,438	–	6,438
Corporate Bonds	–	5,555,166	–	5,555,166
Foreign Government Obligations	–	2,126,734	–	2,126,734
Government Sponsored Enterprises Pass-Throughs	–	1,189,717	–	1,189,717
Non-Agency Commercial Mortgage-Backed Securities	–	223,954	–	223,954
U.S. Treasury Obligations	–	765,681	–	765,681
Short-Term Investments
Corporate Bonds	–	94,891	–	94,891
Repurchase Agreement	–	482,139	–	482,139
Total	$–	$11,521,964	$–	$11,521,964
Other Financial Instruments
Centrally Cleared Credit Default Swap Contracts
Assets	$–	$191	$–	$191
Liabilities	–	(924)	–	(924)
Forward Foreign Currency Exchange Contracts
Assets	–	66,367	–	66,367
Liabilities	–	(14,416)	–	(14,416)
Futures Contracts
Assets	5,819	–	–	5,819
Liabilities	(7,358)	–	–	(7,358)
Total	$(1,539)	$51,218	$–	$49,679

(1)	Refer to Note 2(q) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry.

46	See Notes to Financial Statements.

Statements of Assets and Liabilities (unaudited)

June 30, 2019

	Emerging Markets Bond Fund	Emerging Markets Corporate Debt Fund
ASSETS:
Investments in securities, at cost	$172,330,187	$41,930,133
Investments in securities, at fair value	$180,496,192	$43,181,753
Cash	2,461	230,969
Deposits with brokers for futures collateral	895,441	47,584
Deposits with brokers for swaps collateral	1,104,910	–
Foreign cash, at value (cost $31,667 and $0, respectively)	31,725	–
Receivables:
Interest and dividends	2,691,998	640,559
Investment securities sold	294,190	597,868
Capital shares sold	869,110	179,865
From advisor (See Note 3)	402	26,573
Variation margin for futures contracts	–	650
Prepaid expenses and other assets	70,899	63,359
Total assets	186,457,328	44,969,180
LIABILITIES:
Payables:
Investment securities purchased	291,133	1,046,332
Variation margin for futures contracts	153,465	–
Management fee	74,724	24,607
Capital shares reacquired	28,839	68,906
Directors’ fees	72,275	3,824
12b-1 distribution plan	10,837	6,569
Fund administration	5,978	1,406
Variation margin for centrally cleared credit default swap agreements	96,841	–
Unrealized depreciation on forward foreign currency exchange contracts	28,810	1,433
Credit default swap agreements payable, at fair value (including upfront payments of $3,533 and $176, respectively)	7,483	372
Distributions payable	798,688	162,294
Accrued expenses and other liabilities	143,843	74,324
Total liabilities	1,712,916	1,390,067
NET ASSETS	$184,744,412	$43,579,113
COMPOSITION OF NET ASSETS:
Paid-in capital	$286,277,088	$44,234,981
Total distributable earnings (loss)	(101,532,676)	(655,868)
Net Assets	$184,744,412	$43,579,113

See Notes to Financial Statements.	47

Statements of Assets and Liabilities (unaudited)(continued)

June 30, 2019

	Emerging Markets Bond Fund	Emerging Markets Corporate Debt Fund

Net assets by class:
Class A Shares	$12,593,964	$10,808,989
Class C Shares	$1,578,816	$2,178,298
Class F Shares	$5,164,820	$26,408,091
Class F3 Shares	$558,829	$11,126
Class I Shares	$164,039,138	$3,521,608
Class R2 Shares	$84,262	$136,323
Class R3 Shares	$291,932	$138,372
Class R4 Shares	$59,233	$12,743
Class R5 Shares	$11,575	$251,580
Class R6 Shares	$361,843	$111,983
Outstanding shares by class:
Class A Shares (534, 513 and 770 million shares of common stock authorized, $.001 par value)	2,401,513	707,896
Class C Shares (100, 85 and 100 million shares of common stock authorized, $.001 par value)	299,268	142,649
Class F Shares (200.25, 114 and 192.50 million shares of common stock authorized, $.001 par value)	985,477	1,728,905
Class F3 Shares (66.75, 57 and 192.50 million shares of common stock authorized, $.001 par value)	106,725	728.66
Class I Shares (300.37, 228 and 385 million shares of common stock authorized, $.001 par value)	31,333,013	230,806
Class R2 Shares (26.72, 28.6 and 20 million shares of common stock authorized, $.001 par value)	16,029	8,930
Class R3 Shares (26.72, 28.6 and 28.87 million shares of common stock authorized, $.001 par value)	55,775	9,064
Class R4 Shares (26.72, 28.6 and 28.87 million shares of common stock authorized, $.001 par value)	11,300	835
Class R5 Shares (26.72, 28.6 and 28.87 million shares of common stock authorized, $.001 par value)	2,211	16,476
Class R6 Shares (26.72, 28.6 and 178.37 million shares of common stock authorized, $.001 par value)	69,088	7,333
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$5.24	$15.27
Class A Shares-Maximum offering price (Net asset value plus sales charge of 2.25%)	$5.36	$15.62
Class C Shares-Net asset value	$5.28	$15.27
Class F Shares-Net asset value	$5.24	$15.27
Class F3 Shares-Net asset value	$5.24	$15.27
Class I Shares-Net asset value	$5.24	$15.26
Class R2 Shares-Net asset value	$5.26	$15.27
Class R3 Shares-Net asset value	$5.23	$15.27
Class R4 Shares-Net asset value	$5.24	$15.26
Class R5 Shares-Net asset value	$5.24	$15.27
Class R6 Shares-Net asset value	$5.24	$15.27

48	See Notes to Financial Statements.

Statements of Assets and Liabilities (unaudited)(continued)

June 30, 2019

Global Bond Fund
ASSETS:
Investments in securities, at cost	$11,287,212
Investments in securities, at fair value	$11,521,964
Cash	9
Deposits with brokers for futures collateral	4,682
Deposits with brokers for swaps collateral	177,731
Foreign cash, at value (cost $124,899)	127,016
Receivables:
Interest and dividends	97,864
Investment securities sold	639,091
Capital shares sold	22,585
From advisor (See Note 3)	24,013
Variation margin for centrally cleared credit default swap agreements	209
Unrealized appreciation on forward foreign currency exchange contracts	66,367
Prepaid expenses	98,626
Total assets	12,780,157
LIABILITIES:
Payables:
Investment securities purchased	2,023,164
Variation margin for futures contracts	11
Management fee	3,725
Capital shares reacquired	22
Directors’ fees	311
12b-1 distribution plan	957
Fund administration	346
Unrealized depreciation on forward foreign currency exchange contracts	14,416
Distributions payable	22,563
Accrued expenses	29,123
Total liabilities	2,094,638
NET ASSETS	$10,685,519
COMPOSITION OF NET ASSETS:
Paid-in capital	$10,470,142
Total distributable earnings (loss)	215,377
Net Assets	$10,685,519

See Notes to Financial Statements.	49

Statements of Assets and Liabilities (unaudited)(concluded)

June 30, 2019

Global Bond Fund

Net assets by class:
Class A Shares	$2,115,144
Class C Shares	$267,570
Class F Shares	$2,105,891
Class F3 Shares	$1,581,173
Class I Shares	$2,105,891
Class R3 Shares	$262,027
Class R4 Shares	$262,633
Class R5 Shares	$263,241
Class R6 Shares	$1,721,949
Outstanding shares by class:
Class A Shares	207,621
Class C Shares	26,262
Class F Shares	206,713
Class F3 Shares	155,207
Class I Shares	206,712
Class R3 Shares	25,720
Class R4 Shares	25,780
Class R5 Shares	25,839
Class R6 Shares	169,024
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$10.19
Class A Shares-Maximum offering price (Net asset value plus sales charge of 2.25%)	$10.42
Class C Shares-Net asset value	$10.19
Class F Shares-Net asset value	$10.19
Class F3 Shares-Net asset value	$10.19
Class I Shares-Net asset value	$10.19
Class R3 Shares-Net asset value	$10.19
Class R4 Shares-Net asset value	$10.19
Class R5 Shares-Net asset value	$10.19
Class R6 Shares-Net asset value	$10.19

50	See Notes to Financial Statements.

Statements of Operations (unaudited)

For the Six Months Ended June 30, 2019

	Emerging Markets Bond Fund	Emerging Markets Corporate Debt Fund
Investment income:
Dividends	$–	$248
Interest and other (net of foreign withholding taxes of $7,698 and $805, respectively)	5,424,558	1,128,780
Total investment income	5,424,558	1,129,028
Expenses:
Management fee	446,512	142,744
12b-1 distribution plan-Class A	10,830	9,659
12b-1 distribution plan-Class C	6,975	8,118
12b-1 distribution plan-Class F	2,117	12,385
12b-1 distribution plan-Class R2	224	390
12b-1 distribution plan-Class R3	684	326
12b-1 distribution plan-Class R4	76	19
Registration	72,838	58,730
Professional	45,823	26,025
Shareholder servicing	22,617	37,317
Fund administration	35,721	8,157
Reports to shareholders	24,761	9,157
Custody	10,591	6,403
Directors’ fees	2,410	581
Other	18,549	9,445
Gross expenses	700,728	329,456
Expense reductions (See Note 9)	(326)	(745)
Fees waived and expenses reimbursed (See Note 3)	(2,117)	(124,562)
Net expenses	698,285	204,149
Net investment income	4,726,273	924,879
Net realized and unrealized gain (loss):
Net realized gain (loss) on investments	320,879	(284,766)
Net realized gain (loss) on futures contracts	169,508	(227,679)
Net realized gain on foreign currency exchange contracts	74,576	—
Net realized gain (loss) on swap contracts	186,491	8,575
Net realized loss on foreign currency related transactions	(10,894)	(596)
Net change in unrealized appreciation/depreciation on investments	14,990,671	3,252,040
Net change in unrealized appreciation/depreciation on futures contracts	170,830	40,427
Net change in unrealized appreciation/depreciation on foreign currency exchange contracts	(9,787)	(1,433)
Net change in unrealized appreciation/depreciation on swap contracts	18,514	2,569
Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies	1,249	41
Net realized and unrealized gain	15,912,037	2,789,178
Net Increase in Net Assets Resulting From Operations	$20,638,310	$3,714,057

See Notes to Financial Statements.	51

Statements of Operations (unaudited)(concluded)

For the Six Months Ended June 30, 2019

Global Bond Fund
Investment income:
Dividends	$–
Interest and other (net of foreign withholding taxes of $1,160)	180,048
Total investment income	180,048
Expenses:
Management fee	21,931
12b-1 distribution plan-Class A	2,015
12b-1 distribution plan-Class C	1,267
12b-1 distribution plan-Class F	1,006
12b-1 distribution plan-Class R3	627
12b-1 distribution plan-Class R4	314
Registration	20,622
Professional	23,408
Shareholder servicing	1,730
Fund administration	2,040
Offering costs	38,254
Reports to shareholders	1,704
Custody	3,676
Directors’ fees	132
Other	5,856
Gross expenses	124,582
Expense reductions (See Note 9)	(130)
Fees waived and expenses reimbursed (See Note 3)	(92,540)
Net expenses	31,912
Net investment income	148,136
Net realized and unrealized gain:
Net realized gain on investments	27,308
Net realized gain on futures contracts	1,714
Net realized gain (loss) on foreign currency exchange contracts	(12,280)
Net realized gain on swap contracts	26,074
Net realized loss on foreign currency related transactions	(1,050)
Net change in unrealized appreciation/depreciation on investments	470,332
Net change in unrealized appreciation/depreciation on futures contracts	(2,796)
Net change in unrealized appreciation/depreciation on foreign currency exchange contracts	19,209
Net change in unrealized appreciation/depreciation on swap contracts	2,455
Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies	3,315
Net realized and unrealized gain	534,281
Net Increase in Net Assets Resulting From Operations	$682,417

52	See Notes to Financial Statements.

Statements of Changes in Net Assets

	Emerging Markets Bond Fund
INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended June 30, 2019 (unaudited)	For the Year Ended December 31, 2018
Operations:
Net investment income	$4,726,273	$7,139,676
Net realized gain (loss) on investments, futures contracts, forward currency exchange contracts, swaps and foreign currency related transactions	740,560	(9,999,041)
Net change in unrealized appreciation/depreciation on investments, futures contracts, forward currency exchange contracts, swaps and translation of assets and liabilities denominated in foreign currencies	15,171,477	(8,984,042)
Net increase (decrease) in net assets resulting from operations	20,638,310	(11,843,407)
Distributions to shareholders:
Class A	(286,188)	(610,286)
Class B	–	(67)
Class C	(39,926)	(95,282)
Class F	(115,140)	(328,831)
Class F3	(13,609)	(19,691)
Class I	(4,408,452)	(7,650,080)
Class R2	(1,829)	(3,022)
Class R3	(6,834)	(11,364)
Class R4	(1,597)	(4,365)
Class R5	(338)	(805)
Class R6	(9,457)	(20,341)
Return of capital
Class A	–	(119,463)
Class B	–	(13)
Class C	–	(18,652)
Class F	–	(64,368)
Class F3	–	(3,855)
Class I	–	(1,497,504)
Class R2	–	(592)
Class R3	–	(2,224)
Class R4	–	(855)
Class R5	–	(157)
Class R6	–	(3,982)
Total distributions to shareholders	(4,883,370)	(10,455,799)
Capital share transactions (Net of share conversions) (See Note 14):
Net proceeds from sales of shares	4,656,774	44,806,767
Reinvestment of distributions	4,844,468	10,226,356
Cost of shares reacquired	(21,868,042)	(70,149,775)
Net decrease in net assets resulting from capital share transactions	(12,366,800)	(15,116,652)
Net increase (decrease) in net assets	3,388,140	(37,415,858)
NET ASSETS:
Beginning of period	$181,356,272	$218,772,130
End of period	$184,744,412	$181,356,272

See Notes to Financial Statements.	53

Statements of Changes in Net Assets (continued)

	Emerging Markets Corporate Debt Fund
DECREASE IN NET ASSETS	For the Six Months Ended June 30, 2019 (unaudited)	For the Year Ended December 31, 2018
Operations:
Net investment income	$924,879	$2,197,536
Net realized loss on investments, futures contracts, swaps and foreign currency related transactions	(504,466)	(977,186)
Net change in unrealized appreciation/depreciation on investments, futures contracts, forward currency exchange contracts, swaps and translation of assets and liabilities denominated in foreign currencies	3,293,644	(3,437,816)
Net increase (decrease) in net assets resulting from operations	3,714,057	(2,217,466)
Distributions to shareholders:
Class A	(226,059)	(525,395)
Class C	(39,803)	(87,597)
Class F	(592,465)	(1,336,146)
Class F3	(266)	(504)
Class I	(95,175)	(441,684)
Class R2	(2,791)	(6,030)
Class R3	(2,866)	(6,069)
Class R4	(346)	(907)
Class R5	(6,009)	(5,238)
Class R6	(2,598)	(1,003)
Total distributions to shareholders	(968,378)	(2,410,573)
Capital share transactions (See Note 14):
Net proceeds from sales of shares	8,861,078	28,135,455
Reinvestment of distributions	958,031	2,376,352
Cost of shares reacquired	(13,256,437)	(37,361,261)
Net decrease in net assets resulting from capital share transactions	(3,437,328)	(6,849,454)
Net decrease in net assets	(691,649)	(11,477,493)
NET ASSETS:
Beginning of period	$44,270,762	$55,748,255
End of period	$43,579,113	$44,270,762

54	See Notes to Financial Statements.

Statements of Changes in Net Assets (concluded)

	Global Bond Fund
INCREASE IN NET ASSETS	For the Six Months Ended June 30, 2019 (unaudited)	For the Period Ended December 31, 2018*
Operations:
Net investment income	$148,136	$119,551
Net realized gain (loss) on investments, futures contracts, forward currency exchange contracts, swaps and foreign currency related transactions	41,766	(61,325)
Net change in unrealized appreciation/depreciation on investments, futures contracts, forward currency exchange contracts, swaps and translation of assets and liabilities denominated in foreign currencies	492,515	(205,522)
Net increase (decrease) in net assets resulting from operations	682,417	(147,296)
Distributions to shareholders:
Class A	(34,733)	(27,918)
Class C	(3,354)	(2,632)
Class F	(36,687)	(29,639)
Class F3	(28,445)	(23,001)
Class I	(36,687)	(29,638)
Class R3	(3,947)	(3,168)
Class R4	(4,266)	(3,437)
Class R5	(4,588)	(3,706)
Class R6	(30,977)	(23,254)
Total distributions to shareholders	(183,684)	(146,393)
Capital share transactions (See Note 14):
Net proceeds from sales of shares	21,743	10,131,452
Reinvestment of distributions	181,151	146,129
Net increase in net assets resulting from capital share transactions	202,894	10,277,581
Net increase in net assets	701,627	9,983,892
NET ASSETS:
Beginning of period	$9,983,892	$–
End of period	$10,685,519	$9,983,892

*	For the period July 26, 2018 (commencement of operations) to December 31, 2018.

See Notes to Financial Statements.	55

Financial Highlights

EMERGING MARKETS BOND FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Return of capital	Total distri- butions
Class A
6/30/2019(c)	$4.80	$0.13	$0.44	$0.57	$(0.13)	$–	$(0.13)
12/31/2018	5.42	0.18	(0.53)	(0.35)	(0.22)	(0.05)	(0.27)
12/31/2017	5.11	0.10	0.44	0.54	(0.23)	–	(0.23)
12/31/2016	5.10	0.08	0.21	0.29	(0.28)	–	(0.28)
12/31/2015	5.76	0.06	(0.57)	(0.51)	(0.07)	(0.08)	(0.15)
12/31/2014	6.25	0.06	(0.40)	(0.34)	(0.15)	–	(0.15)

Class C
6/30/2019(c)	4.83	0.11	0.46	0.57	(0.12)	–	(0.12)
12/31/2018	5.45	0.15	(0.53)	(0.38)	(0.20)	(0.04)	(0.24)
12/31/2017	5.14	0.07	0.44	0.51	(0.20)	–	(0.20)
12/31/2016	5.13	0.05	0.21	0.26	(0.25)	–	(0.25)
12/31/2015	5.79	0.03	(0.57)	(0.54)	(0.06)	(0.06)	(0.12)
12/31/2014	6.29	0.02	(0.40)	(0.38)	(0.12)	–	(0.12)

Class F
6/30/2019(c)	4.80	0.13	0.45	0.58	(0.14)	–	(0.14)
12/31/2018	5.42	0.17	(0.51)	(0.34)	(0.24)	(0.04)	(0.28)
12/31/2017	5.11	0.10	0.45	0.55	(0.24)	–	(0.24)
12/31/2016	5.10	0.08	0.21	0.29	(0.28)	–	(0.28)
12/31/2015	5.76	0.07	(0.57)	(0.50)	(0.08)	(0.08)	(0.16)
12/31/2014	6.25	0.06	(0.39)	(0.33)	(0.16)	–	(0.16)

Class F3
6/30/2019(c)	4.80	0.13	0.45	0.58	(0.14)	–	(0.14)
12/31/2018	5.41	0.20	(0.53)	(0.33)	(0.23)	(0.05)	(0.28)
4/4/2017 to 12/31/2017(f)	5.31	0.08	0.21	0.29	(0.19)	–	(0.19)

Class I
6/30/2019(c)	4.80	0.13	0.45	0.58	(0.14)	–	(0.14)
12/31/2018	5.41	0.20	(0.53)	(0.33)	(0.23)	(0.05)	(0.28)
12/31/2017	5.10	0.11	0.44	0.55	(0.24)	–	(0.24)
12/31/2016	5.09	0.09	0.21	0.30	(0.29)	–	(0.29)
12/31/2015	5.75	0.07	(0.57)	(0.50)	(0.08)	(0.08)	(0.16)
12/31/2014	6.24	0.07	(0.39)	(0.32)	(0.17)	–	(0.17)

Class R2
6/30/2019(c)	4.82	0.12	0.44	0.56	(0.12)	–	(0.12)
12/31/2018	5.43	0.17	(0.53)	(0.36)	(0.21)	(0.04)	(0.25)
12/31/2017	5.12	0.08	0.44	0.52	(0.21)	–	(0.21)
12/31/2016	5.11	0.06	0.21	0.27	(0.26)	–	(0.26)
12/31/2015	5.77	0.04	(0.57)	(0.53)	(0.06)	(0.07)	(0.13)
12/31/2014	6.26	0.03	(0.39)	(0.36)	(0.13)	–	(0.13)

56	See Notes to Financial Statements.

		Ratios to Average Net Assets:						Supplemental Data:

Net asset value, end of period	Total return(b) (%)	Total expenses after waivers and/or reim- bursements (%)		Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$5.24	12.04 (d)	0.96	(e)	0.96	(e)	5.10	(e)	$12,594	23	(d)
4.80	(6.55)	0.98		0.98		3.41		9,636	135
5.42	10.73	0.94		0.94		1.84		17,746	35
5.11	5.68	0.99		0.99		1.51		18,357	90
5.10	(8.95)	0.98		0.98		1.10		20,466	52
5.76	(5.49)	0.98		0.98		0.93		30,554	113

5.28	11.85 (d)	1.58	(e)	1.58	(e)	4.50	(e)	1,579	23	(d)
4.83	(7.06)	1.59		1.59		2.84		1,769	135
5.45	10.03	1.55		1.55		1.22		3,158	35
5.14	5.03	1.60		1.60		0.91		4,025	90
5.13	(9.44)	1.59		1.59		0.49		5,558	52
5.79	(6.19)	1.61		1.61		0.31		9,675	113

5.24	12.12 (d)	0.76	(e)	0.86	(e)	5.25	(e)	5,165	23	(d)
4.80	(6.44)	0.84		0.87		3.36		3,821	135
5.42	10.83	0.84		0.84		1.94		7,311	35
5.11	5.79	0.89		0.89		1.61		7,366	90
5.10	(8.86)	0.88		0.88		1.19		9,439	52
5.76	(5.40)	0.88		0.88		1.03		21,550	113

5.24	12.16 (d)	0.74	(e)	0.74	(e)	5.31	(e)	559	23	(d)
4.80	(6.19)	0.76		0.76		3.84		429	135
5.41	5.45 (d)	0.75	(e)	0.75	(e)	2.06	(e)	457	35

5.24	12.15 (d)	0.76	(e)	0.76	(e)	5.32	(e)	164,039	23	(d)
4.80	(6.19)	0.78		0.78		3.81		164,990	135
5.41	10.96	0.74		0.74		2.03		189,184	35
5.10	5.90	0.79		0.79		1.71		356,968	90
5.09	(8.79)	0.78		0.78		1.29		442,393	52
5.75	(5.32)	0.78		0.78		1.12		317,393	113

5.26	11.78 (d)	1.36	(e)	1.36	(e)	4.71	(e)	84	23	(d)
4.82	(6.71)	1.38		1.38		3.22		66	135
5.43	10.28	1.34		1.34		1.44		79	35
5.12	5.26	1.39		1.39		1.11		96	90
5.11	(9.30)	1.38		1.38		0.70		101	52
5.77	(5.85)	1.37		1.37		0.51		110	113

See Notes to Financial Statements.	57

Financial Highlights (continued)

EMERGING MARKETS BOND FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Return of capital	Total distri- butions
Class R3
6/30/2019(c)	$4.80	$0.12	$0.43	$0.55	$(0.12)	$–	$(0.12)
12/31/2018	5.41	0.17	(0.52)	(0.35)	(0.22)	(0.04)	(0.26)
12/31/2017	5.10	0.08	0.44	0.52	(0.21)	–	(0.21)
12/31/2016	5.09	0.06	0.21	0.27	(0.26)	–	(0.26)
12/31/2015	5.75	0.04	(0.57)	(0.53)	(0.06)	(0.07)	(0.13)
12/31/2014	6.24	0.04	(0.39)	(0.35)	(0.14)	–	(0.14)

Class R4
6/30/2019(c)	4.80	0.13	0.44	0.57	(0.13)	–	(0.13)
12/31/2018	5.42	0.18	(0.53)	(0.35)	(0.22)	(0.05)	(0.27)
12/31/2017	5.11	0.10	0.44	0.54	(0.23)	–	(0.23)
12/31/2016	5.10	0.08	0.21	0.29	(0.28)	–	(0.28)
6/30/2015 to 12/31/2015(g)	5.53	0.03	(0.39)	(0.36)	(0.03)	(0.04)	(0.07)

Class R5
6/30/2019(c)	4.80	0.13	0.45	0.58	(0.14)	–	(0.14)
12/31/2018	5.41	0.20	(0.52)	(0.32)	(0.24)	(0.05)	(0.29)
12/31/2017	5.10	0.11	0.44	0.55	(0.24)	–	(0.24)
12/31/2016	5.09	0.09	0.21	0.30	(0.29)	–	(0.29)
6/30/2015 to 12/31/2015(g)	5.52	0.04	(0.39)	(0.35)	(0.04)	(0.04)	(0.08)

Class R6
6/30/2019(c)	4.80	0.13	0.45	0.58	(0.14)	–	(0.14)
12/31/2018	5.41	0.19	(0.51)	(0.32)	(0.24)	(0.05)	(0.29)
12/31/2017	5.10	0.11	0.44	0.55	(0.24)	–	(0.24)
12/31/2016	5.09	0.10	0.20	0.30	(0.29)	–	(0.29)
6/30/2015 to 12/31/2015(g)	5.52	0.04	(0.39)	(0.35)	(0.04)	(0.04)	(0.08)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.
(f)	Commenced on April 4, 2017.
(g)	Commenced on June 30, 2015.

58	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:

Net asset value, end of period	Total return(b) (%)		Total expenses after waivers and/or reim- bursements (%)		Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$5.23	11.90	(d)	1.26	(e)	1.26	(e)	4.81	(e)	$292	23	(d)
4.80	(6.85)		1.28		1.28		3.39		255	135
5.41	10.42		1.23		1.23		1.55		264	35
5.10	5.38		1.28		1.28		1.22		296	90
5.09	(9.24)		1.27		1.27		0.81		285	52
5.75	(5.77)		1.27		1.27		0.65		524	113

5.24	12.02	(d)	1.01	(e)	1.01	(e)	5.06	(e)	59	23	(d)
4.80	(6.60)		1.03		1.03		3.53		55	135
5.42	10.67		0.99		0.99		1.83		27	35
5.11	5.67		1.01		1.01		1.50		10	90
5.10	(6.44	)(d)	1.01	(e)	1.01	(e)	1.13	(e)	9	52

5.24	11.94	(d)	0.75	(e)	0.75	(e)	5.31	(e)	12	23	(d)
4.80	(6.17)		0.76		0.76		4.03		18	135
5.41	10.97		0.73		0.73		2.06		11	35
5.10	5.94		0.75		0.75		1.76		10	90
5.09	(6.34	)(d)	0.76	(e)	0.76	(e)	1.37	(e)	9	52

5.24	12.16	(d)	0.75	(e)	0.75	(e)	5.32	(e)	362	23	(d)
4.80	(6.17)		0.76		0.76		3.74		317	135
5.41	10.99		0.74		0.74		2.11		524	35
5.10	6.04		0.66		0.66		1.85		10	90
5.09	(6.29	)(d)	0.67	(e)	0.67	(e)	1.47	(e)	9	52

See Notes to Financial Statements.	59

Financial Highlights (continued)

EMERGING MARKETS CORPORATE DEBT FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class A
6/30/2019(c)	$14.31	$0.33	$0.98	$1.31	$(0.35)	$–	$(0.35)
12/31/2018	15.54	0.61	(1.16)	(0.55)	(0.65)	(0.03)	(0.68)
12/31/2017	15.08	0.59	0.67	1.26	(0.64)	(0.16)	(0.80)
12/31/2016	14.45	0.61	0.68	1.29	(0.66)	–	(0.66)
12/31/2015	14.85	0.60	(0.33)	0.27	(0.67)	– (f)	(0.67)
12/31/2014	14.97	0.66	0.34	1.00	(0.72)	(0.40)	(1.12)

Class C
6/30/2019(c)	14.31	0.28	0.98	1.26	(0.30)	–	(0.30)
12/31/2018	15.55	0.52	(1.18)	(0.66)	(0.55)	(0.03)	(0.58)
12/31/2017	15.07	0.48	0.69	1.17	(0.53)	(0.16)	(0.69)
12/31/2016	14.45	0.50	0.68	1.18	(0.56)	–	(0.56)
12/31/2015	14.85	0.50	(0.34)	0.16	(0.56)	– (f)	(0.56)
12/31/2014	14.97	0.52	0.36	0.88	(0.60)	(0.40)	(1.00)

Class F
6/30/2019(c)	14.31	0.34	0.97	1.31	(0.35)	–	(0.35)
12/31/2018	15.55	0.63	(1.18)	(0.55)	(0.66)	(0.03)	(0.69)
12/31/2017	15.08	0.61	0.68	1.29	(0.66)	(0.16)	(0.82)
12/31/2016	14.45	0.62	0.68	1.30	(0.67)	–	(0.67)
12/31/2015	14.85	0.56	(0.28)	0.28	(0.68)	– (f)	(0.68)
12/31/2014	14.97	0.67	0.35	1.02	(0.74)	(0.40)	(1.14)

Class F3
6/30/2019(c)	14.31	0.35	0.98	1.33	(0.37)	–	(0.37)
12/31/2018	15.55	0.67	(1.18)	(0.51)	(0.70)	(0.03)	(0.73)
4/4/2017 to 12/31/2017(g)	15.43	0.48	0.32	0.80	(0.52)	(0.16)	(0.68)

Class I
6/30/2019(c)	14.31	0.36	0.95	1.31	(0.36)	–	(0.36)
12/31/2018	15.55	0.64	(1.17)	(0.53)	(0.68)	(0.03)	(0.71)
12/31/2017	15.08	0.63	0.68	1.31	(0.68)	(0.16)	(0.84)
12/31/2016	14.45	0.64	0.68	1.32	(0.69)	–	(0.69)
12/31/2015	14.85	0.63	(0.33)	0.30	(0.70)	– (f)	(0.70)
12/31/2014	14.97	0.69	0.34	1.03	(0.75)	(0.40)	(1.15)

Class R2
6/30/2019(c)	14.30	0.30	0.99	1.29	(0.32)	–	(0.32)
12/31/2018	15.54	0.64	(1.17)	(0.53)	(0.68)	(0.03)	(0.71)
12/31/2017	15.07	0.63	0.68	1.31	(0.68)	(0.16)	(0.84)
12/31/2016	14.45	0.64	0.67	1.31	(0.69)	–	(0.69)
12/31/2015	14.85	0.64	(0.34)	0.30	(0.70)	– (f)	(0.70)
12/31/2014	14.97	0.69	0.34	1.03	(0.75)	(0.40)	(1.15)

60	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:

Net asset value, end of period	Total return(b) (%)		Total expenses after waivers and/or reim- bursements (%)		Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$15.27	9.20	(d)	1.05	(e)	1.66	(e)	4.46	(e)	$10,809	35	(d)
14.31	(3.65)		1.05		1.54		4.14		8,729	56
15.54	8.54		1.05		1.55		3.80		13,809	81
15.08	9.03		1.05		1.67		4.03		7,535	104
14.45	1.77		1.05		1.71		4.03		13,843	148
14.85	6.76		1.05		2.62		4.27		6,745	293

15.27	8.86	(d)	1.68	(e)	2.29	(e)	3.84	(e)	2,178	35	(d)
14.31	(4.28)		1.71		2.20		3.50		1,926	56
15.55	7.85		1.76		2.27		3.10		2,261	81
15.07	8.23		1.70		2.34		3.27		1,212	104
14.45	1.04		1.77		2.46		3.38		581	148
14.85	5.90		1.81		3.27		3.34		473	293

15.27	9.25	(d)	0.95	(e)	1.56	(e)	4.57	(e)	26,408	35	(d)
14.31	(3.63)		0.95		1.44		4.22		24,115	56
15.55	8.71		0.95		1.45		3.89		27,640	81
15.08	9.10		0.95		1.57		4.09		12,321	104
14.45	1.83		0.95		1.50		3.82		12,604	148
14.85	6.86		0.94		2.49		4.36		170	293

15.27	9.39	(d)	0.71	(e)	1.32	(e)	4.78	(e)	11	35	(d)
14.31	(3.32)		0.68		1.21		4.49		10	56
15.55	5.21	(d)	0.67	(e)	1.24	(e)	4.15	(e)	11	81

15.26	9.23	(d)	0.85	(e)	1.53	(e)	4.92	(e)	3,522	35	(d)
14.31	(3.46)		0.85		1.35		4.35		8,891	56
15.55	8.84		0.85		1.37		4.04		11,674	81
15.08	9.18		0.85		1.47		4.26		8,636	104
14.45	1.98		0.85		1.50		4.26		10,634	148
14.85	6.97		0.85		2.43		4.47		5,134	293

15.27	9.07	(d)	1.45	(e)	2.06	(e)	4.08	(e)	136	35	(d)
14.30	(3.52)		0.85		1.95		4.36		125	56
15.54	8.84		0.85		1.97		4.05		130	81
15.07	9.18		0.85		2.08		4.23		119	104
14.45	1.98		0.85		2.14		4.31		109	148
14.85	6.97		0.85		3.03		4.47		107	293

See Notes to Financial Statements.	61

Financial Highlights (continued)

EMERGING MARKETS CORPORATE DEBT FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class R3
6/30/2019(c)	$14.31	$0.31	$0.97	$1.28	$(0.32)	$–	$(0.32)
12/31/2018	15.54	0.64	(1.16)	(0.52)	(0.68)	(0.03)	(0.71)
12/31/2017	15.07	0.63	0.68	1.31	(0.68)	(0.16)	(0.84)
12/31/2016	14.45	0.64	0.67	1.31	(0.69)	–	(0.69)
12/31/2015	14.85	0.64	(0.34)	0.30	(0.70)	– (f)	(0.70)
12/31/2014	14.97	0.69	0.34	1.03	(0.75)	(0.40)	(1.15)

Class R4
6/30/2019(c)	14.30	0.33	0.97	1.30	(0.34)	–	(0.34)
12/31/2018	15.54	0.60	(1.17)	(0.57)	(0.64)	(0.03)	(0.67)
12/31/2017	15.07	0.59	0.68	1.27	(0.64)	(0.16)	(0.80)
12/31/2016	14.45	0.60	0.68	1.28	(0.66)	–	(0.66)
6/30/2015 to 12/31/2015(h)	14.97	0.29	(0.49)	(0.20)	(0.32)	– (f)	(0.32)

Class R5
6/30/2019(c)	14.31	0.34	0.98	1.32	(0.36)	–	(0.36)
12/31/2018	15.55	0.65	(1.18)	(0.53)	(0.68)	(0.03)	(0.71)
12/31/2017	15.07	0.63	0.69	1.32	(0.68)	(0.16)	(0.84)
12/31/2016	14.45	0.64	0.67	1.31	(0.69)	–	(0.69)
6/30/2015 to 12/31/2015(h)	14.97	0.31	(0.49)	(0.18)	(0.34)	– (f)	(0.34)

Class R6
6/30/2019(c)	14.31	0.36	0.97	1.33	(0.37)	–	(0.37)
12/31/2018	15.54	0.67	(1.17)	(0.50)	(0.70)	(0.03)	(0.73)
12/31/2017	15.07	0.65	0.68	1.33	(0.70)	(0.16)	(0.86)
12/31/2016	14.45	0.65	0.67	1.32	(0.70)	–	(0.70)
6/30/2015 to 12/31/2015(h)	14.97	0.31	(0.48)	(0.17)	(0.35)	– (f)	(0.35)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.
(f)	Amount less than $0.01.
(g)	Commenced on April 4, 2017.
(h)	Commenced on June 30, 2015.

62	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:

Net asset value, end of period	Total return(b) (%)		Total expenses after waivers and/or reim- bursements (%)		Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$15.27	9.12	(d)	1.35	(e)	1.96	(e)	4.18	(e)	$138	35	(d)
14.31	(3.53)		0.85		1.85		4.35		125	56
15.54	8.84		0.85		1.87		4.04		148	81
15.07	9.18		0.85		1.98		4.23		119	104
14.45	1.98	(d)	0.85		2.04		4.31		109	148
14.85	6.97		0.85		2.93		4.47		107	293

15.26	9.18	(d)	1.10	(e)	1.72	(e)	4.42	(e)	13	35	(d)
14.30	(3.77)		1.10		1.57		4.08		14	56
15.54	8.57		1.11		1.62		3.80		12	81
15.07	8.92		1.10		1.71		4.00		11	104
14.45	(1.33	)(d)	1.10	(e)	1.71	(e)	3.91	(e)	10	148

15.27	9.31	(d)	0.85	(e)	1.46	(e)	4.68	(e)	252	35	(d)
14.31	(3.45)		0.85		1.39		4.43		240	56
15.55	8.84		0.85		1.37		4.04		54	81
15.07	9.18		0.85		1.49		4.22		35	104
14.45	(1.21	)(d)	0.85	(e)	1.46	(e)	4.17	(e)	10	148

15.27	9.38	(d)	0.71	(e)	1.29	(e)	4.82	(e)	112	35	(d)
14.31	(3.31)		0.69		1.28		4.60		96	56
15.54	9.01		0.70		1.22		4.21		12	81
15.07	9.26		0.77		1.27		4.31		11	104
14.45	(1.18	)(d)	0.79	(e)	1.37	(e)	4.23	(e)	10	148

See Notes to Financial Statements.	63

Financial Highlights (concluded)

GLOBAL BOND FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and Unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Total distri- butions	Net asset value, end of period
Class A
6/30/2019(c)	$9.71	$0.14	$0.51	$0.65	$(0.17)	$(0.17)	$10.19
7/26/2018 to 12/31/2018(e)(f)	10.00	0.11	(0.26)	(0.15)	(0.14)	(0.14)	9.71

Class C
6/30/2019(c)	9.71	0.10	0.51	0.61	(0.13)	(0.13)	10.19
7/26/2018 to 12/31/2018(e)(f)	10.00	0.08	(0.27)	(0.19)	(0.10)	(0.10)	9.71

Class F
6/30/2019(c)	9.71	0.15	0.51	0.66	(0.18)	(0.18)	10.19
7/26/2018 to 12/31/2018(e)(f)	10.00	0.12	(0.26)	(0.14)	(0.15)	(0.15)	9.71

Class F3
6/30/2019(c)	9.71	0.15	0.52	0.67	(0.19)	(0.19)	10.19
7/26/2018 to 12/31/2018(e)(f)	10.00	0.13	(0.27)	(0.14)	(0.15)	(0.15)	9.71

Class I
6/30/2019(c)	9.71	0.15	0.51	0.66	(0.18)	(0.18)	10.19
7/26/2018 to 12/31/2018(e)(f)	10.00	0.12	(0.26)	(0.14)	(0.15)	(0.15)	9.71

Class R3
6/30/2019(c)	9.71	0.12	0.51	0.63	(0.15)	(0.15)	10.19
7/26/2018 to 12/31/2018(e)(f)	10.00	0.10	(0.26)	(0.16)	(0.13)	(0.13)	9.71

Class R4
6/30/2019(c)	9.71	0.13	0.52	0.65	(0.17)	(0.17)	10.19
7/26/2018 to 12/31/2018(e)(f)	10.00	0.11	(0.26)	(0.15)	(0.14)	(0.14)	9.71

Class R5
6/30/2019(c)	9.71	0.15	0.51	0.66	(0.18)	(0.18)	10.19
7/26/2018 to 12/31/2018(e)(f)	10.00	0.12	(0.26)	(0.14)	(0.15)	(0.15)	9.71

Class R6
6/30/2019(c)	9.71	0.15	0.52	0.67	(0.19)	(0.19)	10.19
7/26/2018 to 12/31/2018(e)(f)	10.00	0.13	(0.27)	(0.14)	(0.15)	(0.15)	9.71

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Commenced on 07/26/2018, SEC effective date and date shares first became available to the public was 8/1/2018.
(f)	Net investment income, net realized and unrealized gain amounted to less than $0.01 for the period 7/26/2018 through 8/1/2018.
(g)	Total return for the period 7/26/2018 through 12/31/2018 was (1.51)% for Class A, (1.85)% for Class C, (1.43)% for Class F, (1.38)% for Class F3, (1.43)% for Class I, (1.64)% for Class R3, (1.53)% for Class R4, (1.43)% for Class R5, (1.38)% for Class R6.
(h)	Annualized.

64	See Notes to Financial Statements.

		Ratios to Average Net Assets:			Supplemental Data:

Total return(b) (%)		Total expenses after waivers and/or reim- bursements(h) (%)	Total expenses(h) (%)	Net invest- ment income(h) (%)	Net assets, end of period (000)	Portfolio turnover rate (%)

6.74	(d)	0.78	2.55	2.75	$2,115	172	(d)
(1.42	)(g)	0.78	2.77	2.64	1,969	123

6.32	(d)	1.58	3.35	1.95	268	172	(d)
(1.76	)(g)	1.58	3.57	1.84	245	123

6.85	(d)	0.58	2.45	2.95	2,106	172	(d)
(1.33	)(g)	0.58	2.67	2.84	1,971	123

6.91	(d)	0.46	2.32	3.07	1,581	172	(d)
(1.28	)(g)	0.46	2.55	2.96	1,479	123

6.85	(d)	0.58	2.35	2.95	2,106	172	(d)
(1.33	)(g)	0.58	2.57	2.84	1,971	123

6.59	(d)	1.08	2.85	2.45	262	172	(d)
(1.54	)(g)	1.08	3.07	2.34	246	123

6.72	(d)	0.83	2.60	2.70	263	172	(d)
(1.44	)(g)	0.83	2.82	2.59	246	123

6.85	(d)	0.58	2.35	2.95	263	172	(d)
(1.33	)(g)	0.58	2.57	2.84	246	123

6.91	(d)	0.46	2.32	3.07	1,722	172	(d)
(1.28	)(g)	0.46	2.56	2.96	1,611	123

See Notes to Financial Statements.	65

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Global Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and was incorporated under Maryland law on February 23, 1988.

The Company consists of the following three funds (each, a “Fund” and collectively, the “Funds”) and their respective active share classes:

Funds	Classes
Lord Abbett Emerging Markets Bond Fund (“Emerging Markets Bond Fund”)	A, C, F, F3, I, R2, R3, R4, R5 and R6
Lord Abbett Emerging Markets Corporate Debt Fund (“Emerging Markets Corporate Debt Fund”)	A, C, F, F3, I, R2, R3, R4, R5 and R6
Lord Abbett Global Bond Fund (“Global Bond Fund”)	A, C, F, F3, I, R3, R4, R5 and R6

Emerging Markets Corporate Debt Fund and Global Bond Fund are each diversified as defined in the Act and Emerging Markets Bond Fund is non-diversified as defined in the Act.

Emerging Markets Bond Fund’s investment objective is to seek high total return. Emerging Markets Corporate Debt Fund and Global Bond Fund’s investment objective is total return.

Each class of shares has different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class C, F, F3, I, P, R2, R3, R4, R5 and R6 shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in each Fund’s prospectus); Class C shares redeemed before the first anniversary of purchase. Class C shares automatically convert to Class A shares on the 25th day of the month (or, if the 25th is not a business day, the next business day thereafter) following the tenth anniversary of the month on which the purchase order was accepted.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. These Funds are considered investment companies under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Funds’ Board of Directors (the “Board”), Lord Abbett, the Funds’ investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair

Notes to Financial Statements (unaudited)(continued)

value as of the close of regular trading on the New York Stock Exchange (“NYSE”). Each Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Exchange traded options and futures contracts are valued at the last quoted sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Swaps are valued daily using independent pricing services or quotations from broker/dealers to the extent available.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values, yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and may employ techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other income on the Statements of Operations. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates.

(d)	Income Taxes–It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s filed U.S. federal tax returns remains open for the fiscal years ended December 31, 2015 through December 31, 2018. The statutes of limitations on the Company’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Notes to Financial Statements (unaudited)(continued)

(e)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the funds within the Company on a pro rata basis by relative net assets. Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, C, F, P, R2, R3 and R4 shares bear their class-specific share of all expenses and fees relating to the Funds’ 12b-1 Distribution Plan.

(f)	Foreign Transactions–The books and records of the Funds are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in each Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss), if applicable, is included in Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies in each Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions are included in Net realized gain (loss), if applicable, on foreign currency related transactions in each Fund’s Statement of Operations. The Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

The Funds use foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(g)	Forward Foreign Currency Exchange Contracts–Each Fund may enter into forward foreign currency exchange contracts in order to reduce their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings, or gain or reduce exposure to foreign currency solely for investment purposes. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on foreign currency exchange contracts in each Fund’s Statement of Operations. The gain (loss) arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing of such contracts is included in Net realized gain (loss) on foreign currency exchange contracts in each Fund’s Statement of Operations.

(h)	Futures Contracts–Each Fund may purchase and sell futures contracts to enhance returns, to attempt to economically hedge some of its investment risk, or as a substitute position in lieu of holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by a Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. Each Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(i)	When-Issued, Forward Transactions or To-Be-Announced (“TBA”) Transactions–Each Fund may purchase portfolio securities on a when-issued or forward basis. When-issued, forward transactions or TBA transactions involve a commitment by a Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the

Notes to Financial Statements (unaudited)(continued)

transaction. During the period between purchase and settlement, the fair value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at each Fund’s custodian in order to pay for the commitment. At the time each Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and fair value of the security in determining its NAV. Each Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(j)	Mortgage Dollar Rolls–Each Fund may enter into mortgage dollar rolls in which a Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. During the roll period, each Fund loses the right to receive principal (including prepayments of principal) and interest paid on the securities sold.

(k)	Commercial Paper–Each Fund may purchase commercial paper. Commercial paper consists of unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is issued in bearer form with maturities generally not exceeding nine months. Commercial paper obligations may include variable amount master demand notes.

(l)	Repurchase Agreements–Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

(m)	Interest Rate Swaps–Each Fund may invest in interest rate swaps in order to enhance returns or hedge against interest rate risk. Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. The interest rate swap agreement will normally be entered into on a zero coupon basis, meaning that the floating rate will be based on the cumulative of the variable rate, and the fixed rate will compound until the swap’s maturity date, at which point the payments would be netted. The swaps are valued daily and any unrealized gain (loss) is included in the Net change in unrealized appreciation/depreciation on swap contracts on each Fund’s Statement of Operations. A liquidation payment received or made at the termination or maturity of the swap is recorded in realized gain (loss) and is included in Net realized gain (loss) on swap contracts on each Fund’s Statement of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statements of Assets and Liabilities. For centrally cleared swaps, there was minimal counterparty risk to the Funds, since such swaps entered into were traded through a central clearinghouse, which guarantees against default.

Notes to Financial Statements (unaudited)(continued)

(n)	Credit Default Swaps–Each Fund may enter into credit default swap contracts. As a seller of a credit default swap contract (“seller of protection”), a Fund is required to pay the notional amount or other agreed-upon value of a referenced debt obligation to the counterparty in the event of a default by or other credit event involving the referenced issuer, obligation or index. In return, a Fund receives from the counterparty a periodic stream of payments over the term of the contract.

As a purchaser of a credit default swap contract (“buyer of protection”), a Fund would receive the notional amount or other agreed upon value of a referenced debt obligation from the counterparty in the event of default by or other credit event involving the referenced issuer, obligation or index. In return, a Fund would make periodic payments to the counterparty over the term of the contracts, provided no event of default has occurred.

These credit default swaps may have as a reference obligation corporate or sovereign issuers or credit indexes. These credit indexes are comprised of a basket of securities representing a particular sector of the market.

Credit default swaps are fair valued based upon quotations from counterparties, brokers or market-makers and the change in value, if any, is recorded as an unrealized appreciation or depreciation. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statements of Assets and Liabilities. For a credit default swap sold by a Fund, payment of the agreed-upon amount made by the Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation purchased/received. For a credit default swap purchased by a Fund, the agreed-upon amount received by the Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by the Fund.

Any upfront payments made or received upon entering a credit default swap contract would be amortized or accreted over the life of the swap and recorded as realized gains or losses. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the custodian bank or broker in accordance with the swap agreement. The value and credit rating of each credit default swap where a Fund is the seller of protection, are both measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Entering into credit default swaps involves credit and market risk. Such risks involve the possibility that there will be no liquid market for these agreements, that there may be unfavorable changes in interest rates, and that Lord Abbett does not correctly predict the creditworthiness of the issuers of the reference obligation on which the credit default swap is based. For centrally cleared swaps there was minimal counterparty credit risk to the Funds,

Notes to Financial Statements (unaudited)(continued)

since the credit default swap entered into was traded through a central clearinghouse, which guarantees against default.

(o)	Total Return Swaps–Each Fund may enter into total return swap agreements to obtain exposure to a security or market without owning such security or investing directly in that market. Each Fund may agree to make payments that are the equivalent of interest in exchange for the right to receive payments equivalent to any appreciation in the value of an underlying security, index or other asset, as well as receive payments equivalent to any distributions made on that asset, over the term of the swap. If the value of the asset underlying a total return swap declines over the term of the swap, each Fund also may be required to pay an amount equal to that decline in value to their counterparty.

(p)	Floating Rate Loans–Each Fund may invest in floating rate loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the “Borrower”) in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. A Fund records an investment when the Borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or London InterBank Offered Rate (“LIBOR”).

The loans in which a Fund invests may be subject to some restrictions on resale. For example, a Fund may be contractually obligated to receive approval from the Agent and/or Borrower prior to the sale of these investments. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, each Fund assumes the credit risk of the Borrower, the selling participant and any other persons interpositioned between a Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enter into bankruptcy, a Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

Unfunded commitments represent the remaining obligation of a Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. Until demanded by the Borrower, unfunded commitments are not recognized as an asset on the Statements of Assets and Liabilities. Unrealized appreciation/depreciation on unfunded commitments presented on the Statements of Assets and Liabilities represents mark to market of the unfunded portion of each Fund’s floating rate notes. As of June 30, 2019, each Fund had no unfunded loan commitments.

(q)	Fair Value Measurements–Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or

Notes to Financial Statements (unaudited)(continued)

liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of June 30, 2019 and, if applicable, Level 3 rollforwards for the six months then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies each Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of each Fund’s investment portfolio.

The management fee is based on each Fund’s average daily net assets at the following annual rates:

Emerging Markets Bond Fund

First $1 billion	.50%
Over $1 billion	.45%

Emerging Markets Corporate Debt Fund

First $2 billion	.70%
Next $3 billion	.65%
Over $5 billion	.60%

Global Bond Fund

First $3 billion	.43%
Over $3 billion	.40%

Notes to Financial Statements (unaudited)(continued)

For the six months ended June 30, 2019, the effective management fee, net of waivers, was at the following annualized rate of each Fund’s average daily net assets:

Net Effective Management Fee
Emerging Markets Bond Fund	.50%
Emerging Markets Corporate Debt Fund	.09%
Global Bond Fund	.00%

In addition, Lord Abbett provides certain administrative services to each Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of each funds average daily net asset.

For the period ended June 30, 2019 and continuing through April 30, 2020, Lord Abbett has contractually agreed to waive its fees and reimburse expenses to the extent necessary to limit the total net annual operating expenses, excluding 12b-1 fees, to the following annual rates:

	Classes*
	A, C, F, I,
Fund	R2, R3, R4 and R5	F3 and R6
Emerging Markets Corporate Debt Fund	.85%	.71%
Global Bond Fund	.58%	.46%

*	If applicable.

All contractual management fee waiver and expense reimbursement agreements between the Funds and Lord Abbett may be terminated only upon approval of the Funds’ Board.

12b-1 Distribution Plan

Each Fund has adopted a distribution plan with respect to Class A, C, F, P, R2, R3 and R4 shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The following annual rates have been authorized by the Board pursuant to the plan:

Fees*	Class A	Class C(1)	Class F(2)(3)	Class P	Class R2**	Class R3**	Class R4
Service	.15%	.25%	–	.25%	.25%	.25%	.25%
Distribution	.05%	.75%	.10%	.20%	.35%	.25%	–

*	The Funds may designate a portion of the aggregate fee as attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. (“FINRA”) sales charge limitations.
**	Prior to the sale of shares to unaffiliated investors, service and distribution fees were fully waived.
(1)	Each Fund’s Class C 12b-1 fee is a blended rate calculated based on 1.00% of the Fund’s average daily net assets attributable to Class C shares held for less than one year and .80% (.25% service, .55% distribution) of the Fund’s average daily net assets attributable to Class C shares held for one year or more. All Class C shareholders of the Fund will bear Rule 12b-1 fees at the same rate.
(2)	The Class F share Rule 12b-1 fee may be designated as a service fee in limited circumstances as described in the Funds’ prospectus.
(3)	For the period ended June 30, 2019 and continuing through April 30, 2020, the Distributor has contractually agreed to waive Emerging Markets Bond Fund’s and Global Bond Fund’s 0.10% Rule 12b-1 fee for Class F. These agreements may be terminated only by the Fund’s Board of Trustees.

Class F3, I, R5 and R6 shares do not have a distribution plan.

Notes to Financial Statements (unaudited)(continued)

Commissions

Distributor received the following commissions on sales of shares of the Funds, after concessions were paid to authorized dealers, for the six months ended June 30, 2019:

	Distributor Commissions	Dealers’ Concessions
Emerging Markets Bond Fund	$804	$5,154
Emerging Markets Corporate Debt Fund	653	3,959
Global Bond Fund	–	–

Distributor received the following amount of CDSCs for the six months ended June 30, 2019:

	Class A	Class C
Emerging Markets Bond Fund	$45	$6

Other Related Parties

As of June 30, 2019, the percentages of Emerging Markets Bond Fund’s outstanding shares owned by Lord Abbett Multi-Asset Balanced Opportunity Fund and Lord Abbett Multi-Asset Income Fund, were 50.92% and 37.37%, respectively.

One Director and certain of the Company’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared daily and paid monthly for the Funds. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended June 30, 2019 and fiscal year ended December 31, 2018 was as follows:

		Emerging Markets Bond Fund		Emerging Markets Corporate Debt Fund
	Six Months Ended 6/30/2019 (unaudited)	Year Ended 12/31/2018	Six Months Ended 6/30/2019 (unaudited)	Year Ended 12/31/2018
Distributions paid from:
Ordinary income	$4,883,370	$8,744,134	$968,378	$2,410,573
Return of capital	–	1,711,665	–	–
Total distributions paid	$4,883,370	$10,455,799	$968,378	$2,410,573

Notes to Financial Statements (unaudited)(continued)

	Global Bond Fund
	Six Months Ended 6/30/2019 (unaudited)	Period Ended 12/31/2018
Distributions paid from:
Ordinary income	183,684	146,393
Total distributions paid	$183,684	$146,393

As of June 30, 2019, the aggregate unrealized security gains and losses on investments and other financial instruments based on cost for U.S. federal income tax purposes were as follows:

	Emerging Markets Bond Fund	Emerging Markets Corporate Debt Fund
Tax cost	$172,467,344	$41,997,490
Gross unrealized gain	9,508,076	1,684,925
Gross unrealized loss	(1,358,626)	(555,344)
Net unrealized security gain	$8,149,450	$1,129,581

	Global Bond Fund
Tax cost	$11,345,807
Gross unrealized gain	306,703
Gross unrealized loss	(80,868)
Net unrealized security gain	$225,835

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of other financial instruments, amortization of premium and wash sales.

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2019 were as follows:

	U.S. Government Purchases	*	Non-U.S. Government Purchases	U.S. Government Sales	*	Non-U.S. Government Sales
Emerging Markets Bond Fund	$–		$39,831,743	$–		$52,353,867
Emerging Markets Corporate Debt Fund	–		13,807,227	–		17,391,304
Global Bond Fund	14,717,199		3,451,480	14,617,955		3,729,125

*	Includes U.S. Government sponsored enterprises securities.

Each Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Lord Abbett funds or client accounts pursuant to procedures approved by the Board in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at a fair market price in compliance with provisions of the Rule. For the six months ended June 30, 2019, Emerging Markets Bond Fund engaged in cross-trade sales of $995,889 which resulted in a net realized gain of $7,203.

6.	DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Each Fund entered into forward foreign currency exchange contracts for the six months ended June 30, 2019 (as described in note 2(g)). A forward foreign currency exchange contract reduces each Fund’s exposure to changes in the value of the currency it will deliver (or settle in cash) and increases its exposure to changes in the value of the currency it will receive (or settle in cash) for the duration of the contract. Each Fund’s use of forward foreign currency exchange contracts

Notes to Financial Statements (unaudited)(continued)

involves the risk that Lord Abbett will not accurately predict currency movements, and each Fund’s returns could be reduced as a result. Forward foreign currency exchange contracts are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. Each Fund’s risk of loss from counterparty credit risk is the unrealized appreciation on foreign currency exchange contracts and deposits with brokers as collateral.

Each Fund entered into U.S. Treasury futures contracts for the six months ended June 30, 2019 (as described in note 2(h)) to economically hedge against changes in interest rates. The Funds bear the risk of interest rates moving unexpectedly, in which case the Funds may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default. There is minimal counterparty credit risk to each Fund since centrally cleared credit default swaps are traded through a central clearinghouse. As the counterparty to all centrally cleared credit default swaps, the clearinghouse guarantees credit default swaps against default.

Each Fund entered into credit default swaps for the six months ended June 30, 2019 (as described in note 2(n)) to hedge credit risk. Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of underlying securities within an index or the referenced obligation in the event of a defined credit event, such as payment default or bankruptcy. Under a credit default swap one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par or the referenced obligation if the defined credit event occurs. Upon the occurrence of a defined credit event, the difference between the value of the reference obligation and the swap’s notional amount is recorded as realized gain or loss on swap contracts in the Statements of Operations. Each Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. There is minimal counterparty credit risk to each Fund since centrally cleared credit default swaps are traded through a central clearinghouse. As the counterparty to all centrally cleared credit default swaps, the clearinghouse guarantees credit default swaps against default.

As of June 30, 2019, each Fund had the following derivatives at fair value, grouped into appropriate risk categories that illustrate the Funds’ use of derivative instruments:

		Emerging Markets Bond Fund
Asset Derivatives	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts
Futures Contracts(1)	$230,482	–	–

Liability Derivatives
Centrally Cleared Credit Default Swap Contracts(2)	–	–	$3,066
Credit Default Swap Contracts(3)	–	–	$7,483
Futures Contracts(1)	$74,054	–	–
Forward Foreign Currency Exchange Contracts(4)	–	$28,810	–

Notes to Financial Statements (unaudited)(continued)

	Emerging Markets Corporate Debt Fund
Asset Derivatives	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts
Futures Contracts(1)	$59,970	–	–

Liability Derivatives
Credit Default Swap Contracts(3)	–	–	$372
Futures Contracts(1)	$113,023	–	–
Forward Foreign Currency Exchange Contracts(4)	–	$1,433	–

	Global Bond Fund
Asset Derivatives	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts
Centrally Cleared Credit Default Swap Contracts(2)	–	–	$191
Forward Foreign Currency Exchange Contracts(5)	–	$66,367	–
Futures Contracts(1)	$5,819	–	–

Liability Derivatives
Centrally Cleared Credit Default Swap Contracts(2)	–	–	$924
Futures Contracts(1)	$7,358	–	–
Forward Foreign Currency Exchange Contracts(4)	–	$14,416	–

(1)	Statements of Assets and Liabilities location: Includes cumulative unrealized appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.
(2)	Statements of Assets and Liabilities location: Includes cumulative unrealized appreciation/depreciation of centrally cleared swap contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
(3)	Statements of Assets and Liabilities location: Credit default swap agreements payable, at fair value.
(4)	Statements of Assets and Liabilities location: Unrealized depreciation on forward foreign currency exchange contracts.
(5)	Statements of Assets and Liabilities location: Unrealized appreciation on forward foreign currency exchange contracts.

Transactions in derivative instruments for the six months ended June 30, 2019, were as follows:

	Emerging Markets Bond Fund
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts
Net Realized Gain (Loss)
Credit Default Swaps Contracts(1)	–	–	$186,491
Forward Foreign Currency Exchange Contracts(2)	–	$74,576	–
Futures Contracts(3)	$169,508	–	–
Net Change in Unrealized Appreciation/Depreciation
Credit Default Swaps Contracts(4)	–	–	$18,513
Forward Foreign Currency Exchange Contracts(5)	–	$(9,787)	–
Futures Contracts(6)	$170,830	–	–
Average Number of Contracts/Notional Amounts*
Credit Default Swap Contracts(7)	–	–	$7,807,907
Forward Foreign Currency Exchange Contracts(7)	–	$3,062,056	–
Futures Contracts(8)	208	–	–

Notes to Financial Statements (unaudited)(continued)

	Emerging Markets Corporate Debt Fund
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts
Net Realized Gain (Loss)
Credit Default Swaps Contracts(1)	–	–	$8,575
Futures Contracts(3)	$(227,679)	–	–
Net Change in Unrealized Appreciation/Depreciation
Credit Default Swaps Contracts(4)	–	–	$2,569
Forward Foreign Currency Exchange Contracts(5)	–	$(1,433)	–
Futures Contracts(6)	$40,427	–	–
Average Number of Contracts/Notional Amounts*
Credit Default Swap Contracts(7)	–	–	$650,904
Forward Foreign Currency Exchange Contracts(7)	–	$75,212	–
Futures Contracts(8)	85	–	–

	Global Bond Fund
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts
Net Realized Gain (Loss)
Credit Default Swaps Contracts(1)	–	–	$26,074
Forward Foreign Currency Exchange Contracts(2)	–	$(11,904)	–
Futures Contracts(3)	$1,714	–	–
Net Change in Unrealized Appreciation/Depreciation
Credit Default Swaps Contracts(4)	–	–	$2,455
Forward Foreign Currency Exchange Contracts(5)	–	$19,209	–
Futures Contracts(6)	$(2,796)	–	–
Average Number of Contracts/Notional Amounts*
Credit Default Swap Contracts(7)	–	–	$1,309,785
Forward Foreign Currency Exchange Contracts(7)	–	$3,540,129	–
Futures Contracts(8)	9	–	–

*	Calculated based on the number of contracts or notional amounts for the six months ended June 30, 2019.
(1)	Statements of Operations location: Net realized gain (loss) on swap contracts.
(2)	Statements of Operations location: Net realized gain (loss) on foreign currency exchange contracts.
(3)	Statements of Operations location: Net realized gain (loss) on futures contracts.
(4)	Statements of Operations location: Net change in unrealized appreciation/depreciation on swap contracts.
(5)	Statements of Operations location: Net change in unrealized appreciation/depreciation on foreign currency exchange contracts.
(6)	Statements of Operations location: Net change in unrealized appreciation/depreciation on futures contracts.
(7)	Amount represents notional amounts in U.S. dollars.
(8)	Amount represents number of contracts.

7.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board (“FASB”) requires disclosures intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the statements of assets and liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by counterparty. A master netting agreement is an agreement between a fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Funds’ accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the

Notes to Financial Statements (unaudited)(continued)

agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the Statement of Assets and Liabilities across transactions between the Funds and the applicable counterparty:

	Emerging Markets Bond Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreement	$579,896	$–	$579,896
Total	$579,896	$–	$579,896

	Net Amounts of Assets Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$579,896	$–	$–	$(579,896)	$–
Total	$579,896	$–	$–	$(579,896)	$–

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Credit Default Swap Contracts	$7,483	$–	$7,483
Forward Foreign Currency Exchange Contracts	28,810	–	28,810
Total	$36,293	$–	$36,293

	Net Amounts of Liabilities Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged(a)	Securities Collateral Pledged(a)	Net Amount(c)
Citibank	$7,483	$–	$–	$–	$7,483
State Street Bank and Trust	24,998	–	–	–	24,998
Toronto Dominion Bank	3,812	–	–	–	3,812
Total	$36,293	$–	$–	$–	$36,293

Notes to Financial Statements (unaudited)(continued)

	Emerging Markets Corporate Debt Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreement	$395,175	$–	$395,175
Total	$395,175	$–	$395,175

	Net Amounts of Assets Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$395,175	$–	$–	$(395,175)	$–
Total	$395,175	$–	$–	$(395,175)	$–

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Credit Default Swap Contracts	$372	$–	$372
Forward Foreign Currency Exchange Contracts	1,433	–	1,433
Total	$1,805	$–	$1,805

	Net Amounts of Liabilities Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged(a)	Securities Collateral Pledged(a)	Net Amount(c)
Credit Suisse	$372	$–	$–	$–	$372
State Street Bank and Trust	1,433	–	–	–	1,433
Total	$1,805	$–	$–	$–	$1,805

			Global Bond Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$66,367	$–	$66,367
Repurchase Agreement	482,139	–	482,139
Total	$548,506	$–	$548,506

Notes to Financial Statements (unaudited)(continued)

	Net Amounts of Assets Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Bank of America	$8,116	$(5,145)	$–	$–	$2,971
Barclays Bank plc	5,427	(3,835)	–	–	1,592
Fixed Income Clearing Corp.	482,139	–	–	(482,139)	–
J.P. Morgan	391	–	–	–	391
Morgan Stanley	51,882	(4,013)	–	–	47,869
Toronto Dominion Bank	551	(551)	–	–	–
Total	$548,506	$(13,544)	$–	$(482,139)	$52,823

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$14,416	$–	$14,416
Total	$14,416	$–	$14,416

	Net Amounts of Liabilities Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged(a)	Securities Collateral Pledged(a)	Net Amount(c)
Bank of America	$5,145	$(5,145)	$–	$–	$–
Barclays Bank plc	3,835	(3,835)	–	–	–
Morgan Stanley	4,013	(4,013)	–	–	–
Toronto Dominion Bank	1,423	(551)	–	–	872
Total	$14,416	$(13,544)	$–	$–	$872

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets (liabilities) presented in the Statement of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by the counterparty as of June 30, 2019.
(c)	Net amount represents the amount owed by the Fund to the counterparty as of June 30, 2019.

8.	DIRECTORS’ REMUNERATION

The Company’s officers and the one Director who are associated with Lord Abbett do not receive any compensation from the Company for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statements of Operations and in Directors’ fees payable on the Statements of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

Notes to Financial Statements (unaudited)(continued)

9.	EXPENSE REDUCTIONS

The Company has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of each Fund’s expenses.

10.	LINE OF CREDIT

For the six months ended June 30, 2019, the Fund and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) participated in a syndicated line of credit facility with various lenders for $1.1 billion (the “Prior Syndicated Facility”), whereas State Street Bank and Trust Company (“SSB”) participated as a lender and as agent for the lenders. Under the Prior Syndicated Facility, the Participating Funds were subject to graduated borrowing limits of one-third of Fund assets (if Fund assets are less than $750 million), $250 million, $300 million, $350 million, or $1 billion, based on past borrowings and likelihood of future borrowings, among other factors.

For the six months ended June 30, 2019, the Participating Funds also participated in an additional line of credit facility with SSB for $250 million (the “Prior Bilateral Facility,” and together with the Prior Syndicated Facility, the “Prior Facilities”). Under the Prior Bilateral Facility, each Participating Fund could borrow up to the lesser of $250 million or one-third of Fund assets.

For the six months ended June 30, 2019, the Funds did not utilize the Prior Facilities.

Effective August 8, 2019, the Participating Funds entered into an amended Syndicated Facility with various lenders for $1.17 billion (the “Current Syndicated Facility”), whereas SSB participates as a lender and as agent for the lenders. Under the Current Syndicated Facility, the Participating Funds are subject to graduated borrowing limits of one-third of Fund assets (if assets are less than $750 million), $250 million, $300 million, $500 million, or $1 billion, based on past borrowings and likelihood of future borrowings, among other factors.

Effective August 8, 2019, the Participating Funds also entered into an amended Bilateral Facility with SSB for $330 million ($250 million committed and $80 million uncommitted) (the “Current Bilateral Facility,” and together with the Current Syndicated Facility, the “Current Facilities”). Under the Current Bilateral Facility, the Participating Funds are subject to graduated borrowing limits of one-third of Fund assets (if assets are less than $750 million), $250 million, $300 million, or $330 million, based on past borrowings and likelihood of future borrowings, among other factors. The Current Facilities are to be used for temporary or emergency purposes to satisfy redemption requests and manage liquidity.

11.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”), certain registered open-end management investment companies managed by Lord Abbett, including the Fund, participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order allows the Funds to borrow money from and lend money to each other for temporary or emergency purposes subject to the limitations and conditions.

During the six months ended June 30, 2019, the Funds did not participate as a borrower or lender in the Interfund Lending Program.

Notes to Financial Statements (unaudited)(continued)

12.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating each Fund’s NAV.

13.	INVESTMENT RISKS

Each Fund is subject to the risks of investing in securities that are issued by non-U.S. entities, the risks of investing in derivatives, liquidity risk, and the risks from leverage.

Foreign securities may pose greater risks than domestic securities, including greater price fluctuations, less government regulation, higher transaction costs and other costs, and delays in settlement to the extent they are traded on non-U.S. exchanges or markets. Foreign securities may also be subject to inadequate exchange control regulations and the imposition of economic sanctions or other government restrictions. These risks generally are greater for emerging markets securities. Foreign investments also may be affected by changes in currency rates or currency controls.

The risks associated with derivatives may be different from and greater than the risks associated with directly investing in securities. Derivatives are subject to risks such as liquidity risk, leveraging risk, interest rate risk, market risk, and credit risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the value of the underlying asset, rate, or index. Whether a Fund’s use of derivatives is successful will depend on, among other things, the Fund’s ability to correctly forecast market movements, changes in foreign exchange and interest rates, and other factors. Losses may also arise from the failure of a derivative counterparty to meet its contractual obligations. If a Fund incorrectly forecasts these and other factors, its performance could suffer. A Fund’s use of derivatives could result in a loss exceeding the amount of the Fund’s investment in these instruments.

Emerging Markets Bond Fund is non-diversified, which means that it may invest a greater portion of its assets in a single issuer than a diversified fund. Thus, the Fund may be exposed to greater risk.

Each Fund may invest in swap contracts. Swap contracts are bilateral agreements between a fund and its counterparty. Each party is exposed to the risk of default by the other. In addition, swap contracts may involve a small investment of cash compared to the risk assumed, with the result that small changes may produce disproportionate and substantial gains or losses to a Fund.

Each Fund may invest in convertible securities, which have both equity and fixed income risk characteristics. Generally, convertible securities offer lower interest or dividend yields than non-convertible securities of similar quality and less potential for gains or capital appreciation in a rising equity securities market than equity securities. They tend to be more volatile than other fixed income securities and the market for convertible securities may be less liquid than markets for stocks or bonds. A significant portion of convertible securities have below investment grade credit ratings and are subject to increased credit and liquidity risks.

Each Fund may invest in credit default swap and interest rate swap contracts. Such contracts are subject to the risk that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements. Credit default swaps are subject to the risk and that Lord Abbett does not correctly predict the creditworthiness of the issuers of the reference obligation on which the swap is based. Interest rate swaps are subject to the risk that Lord Abbett does not correctly anticipate changes in interest rates.

Notes to Financial Statements (unaudited)(continued)

Each Fund may invest in senior loans, which are subject to increased credit and liquidity risks. Senior loans are business loans made to borrowers that may be U.S. or foreign corporations, partnerships, or other business entities. The senior loans in which a Fund invests may consist primarily of senior loans that are rated below investment grade or, if unrated, deemed by Lord Abbett to be equivalent to below investment grade securities. Below investment grade senior loans, as in the case of high-yield debt securities, or junk bonds, are usually more credit sensitive than interest rate sensitive, although the value of these instruments may be impacted by broader interest rate swings in the overall fixed income market. In addition, senior loans may be subject to structural subordination.

Illiquid securities may lower a Fund’s returns since it may be unable to sell these securities at its desired time or price. To the extent illiquid securities can be sold, a Fund may have to do so at disadvantageous prices in order to meet requests for the redemption of Fund shares.

Leverage, including borrowing, may increase volatility in a Fund by magnifying the effect of changes in the value of each Fund’s holdings. The use of leverage may cause investors in a Fund to lose more money in adverse environments than would be the case in the absence of leverage.

Each Fund is subject to the general risks and considerations associated with investing in debt securities and to the changing prospects of individual companies and/or sectors in which the Fund invests, including interest rate risk. When interest rates rise, the prices of debt securities and an investment in a Fund are likely to decline. In times of economic uncertainty, high-yield debt securities (“lower-rated bonds” or “junk bonds”) may decline in price, even when interest rates are falling. There is also the risk that an issuer of a debt security will fail to make timely payments of principal or interest to a Fund, a risk that is greater with junk bonds. A default, or concerns in the market about an increase in risk of default, may result in losses to a Fund. High-yield securities are subject to greater price fluctuations, as well as additional risks. The market for below investment grade securities may be less liquid, which may make such securities more difficult to sell at an acceptable price, especially during periods of financial distress, increased market volatility, or significant market decline.

Each Fund is subject to the risk of investing in securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities (such as the Government National Mortgage Association (“Ginnie Mae’’), the Federal National Mortgage Association (“Fannie Mae”), or the Federal Home Loan Mortgage Corporation (“Freddie Mac”)). Unlike Ginnie Mae securities, securities issued or guaranteed by U.S. Government-related organizations such as Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. Government and no assurance can be given that the U.S. Government would provide financial support to its agencies and instrumentalities if not required to do so by law. Consequently, each Fund may be required to look principally to the agency issuing or guaranteeing the obligation.

The mortgage-related and asset-backed securities in which a Fund may invest may be particularly sensitive to changes in prevailing interest rates, economic conditions, including delinquencies and/or defaults. These changes can affect the value, income and/or liquidity of such positions. When interest rates are declining, the value of these securities with prepayment features may not increase as much as other fixed income securities. Early principal repayment may deprive a Fund of income payments above current market rates. Alternatively, rising interest rates may cause payments to occur at a slower-than-expected rate, extending the duration of a security and typically reducing its value. The payment rate will thus affect the price and volatility of a mortgage-related security.

Notes to Financial Statements (unaudited)(continued)

The cost of a Fund’s potential use of forward foreign currency exchange contracts varies with factors such as the currencies involved, the length of the contract period, and the market conditions prevailing. Foreign currency exchange rates may fluctuate significantly over short periods of time. Emerging Markets Bond Fund, Emerging Markets Corporate Debt Fund and Global Bond Fund’s use of currency-related transactions involves the risk that Lord Abbett will not accurately predict currency movements, and each Fund’s returns could be reduced as a result. A decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities held by Emerging Markets Bond Fund, Emerging Markets Corporate Debt Fund and Global Bond Fund that are denominated in those currencies.

The securities markets of developing or emerging countries tend to be more vulnerable to economic, political and social instability, less liquid, are especially subject to greater price volatility, have a smaller market capitalization, have less government regulation and may not be subject to as extensive and frequent accounting, financial, and other reporting requirements as securities issued in more developed countries.

Bonds issued or guaranteed by foreign governments and governmental entities (commonly referred to as “sovereign debt”) are subject to the risk that such governments or entities are unable or unwilling to make interest payments and/or repay the principal owed. Emerging Markets Corporate Debt Fund may have limited recourse in such instances.

Emerging Markets Bond Fund, Emerging Markets Corporate Debt Fund and Global Bond Fund believe that their investment strategies with respect to foreign currencies will generate qualifying income under current U.S. federal income tax law. However, there can be no assurance that the U.S. Treasury Department will not issue regulations in the future (possibly with retroactive effect) that would treat some or all of each Fund’s foreign currency gains as nonqualifying income.

These factors can affect each Fund’s performance.

14.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

Emerging Markets Bond Fund	Six Months Ended June 30, 2019 (unaudited		)	Year Ended December 31, 2018
Class A Shares	Shares	Amount		Shares	Amount
Shares sold	483,543	$2,446,150		587,443	$3,121,432
Converted from Class B*	–	–		1,934	10,636
Converted from Class C**	44,976	229,616		96,257	487,578
Reinvestment of distributions	52,599	268,073		111,845	570,854
Shares reacquired	(185,287)	(932,290)		(2,066,939)	(10,578,964)
Increase (decrease)	395,831	$2,011,549		(1,269,460)	$(6,388,464)

Class B Shares(a)
Shares sold	–	$–		1	$5
Reinvestment of distributions	–	–		14	75
Shares reacquired	–	–		(35)	(181)
Converted to Class A*	–	–		(1,924)	(10,636)
(Decrease)	–	$–		(1,944)	$(10,737)

Notes to Financial Statements (unaudited)(continued)

Emerging Markets Bond Fund	Six Months Ended June 30, 2019 (unaudited	)	Year Ended December 31, 2018
Class C Shares	Shares	Amount	Shares	Amount
Shares sold	19,809	$97,837	65,318	$344,264
Reinvestment of distributions	6,720	34,396	17,489	90,132
Shares reacquired	(48,450)	(246,200)	(200,712)	(1,046,194)
Converted to Class A**	(44,701)	(229,616)	(95,690)	(487,578)
Decrease	(66,622)	$(343,583)	(213,595)	$(1,099,376)

Class F Shares
Shares sold	309,663	$1,570,846	2,715,719	$13,681,480
Reinvestment of distributions	21,636	110,266	74,082	377,534
Shares reacquired	(141,616)	(714,078)	(3,344,033)	(16,640,833)
Increase (decrease)	189,683	$967,034	(554,232)	$(2,581,819)

Class F3 Shares
Shares sold	19,305	$96,782	45,380	$226,706
Reinvestment of distributions	2,678	13,624	4,627	23,559
Shares reacquired	(4,609)	(23,156)	(45,083)	(229,842)
Increase	17,374	$87,250	4,924	$20,423

Class I Shares
Shares sold	73,359	$374,215	5,593,378	$27,129,289
Reinvestment of distributions	866,944	4,408,003	1,793,001	9,141,187
Shares reacquired	(4,006,721)	(19,901,175)	(7,965,710)	(41,243,845)
Decrease	(3,066,418)	$(15,118,957)	(579,331)	$(4,973,369)

Class R2 Shares
Shares sold	3,404	$17,489	4,816	$24,585
Reinvestment of distributions	142	726	238	1,204
Shares reacquired	(1,322)	(6,752)	(5,885)	(30,103)
Increase (decrease)	2,224	$11,463	(831)	$(4,314)

Class R3 Shares
Shares sold	4,753	$23,976	16,297	$84,812
Reinvestment of distributions	1,338	6,799	2,650	13,446
Shares reacquired	(3,598)	(18,231)	(14,427)	(74,617)
Increase	2,493	$12,544	4,520	$23,641

Class R4 Shares
Shares sold	1,851	$9,366	27,294	$147,216
Reinvestment of distributions	303	1,542	999	5,130
Shares reacquired	(2,318)	(11,888)	(21,892)	(108,681)
Increase (decrease)	(164)	$(980)	6,401	$43,665

Class R5 Shares
Shares sold	3	$20	1,590	$8,686
Reinvestment of distributions	67	337	191	961
Shares reacquired	(1,712)	(8,497)	(4)	(19)
Increase (decrease)	(1,642)	$(8,140)	1,777	$9,628

Notes to Financial Statements (unaudited)(continued)

Emerging Markets Bond Fund	Six Months Ended June 30, 2019 (unaudited	)	Year Ended December 31, 2018
Class R6 Shares	Shares	Amount	Shares	Amount
Shares sold	4,053	$20,093	7,702	$38,292
Reinvestment of distributions	138	702	438	2,274
Shares reacquired	(1,151)	(5,775)	(39,033)	(196,496)
Increase (decrease)	3,040	$15,020	(30,893)	$(155,930)

Emerging Markets Corporate Debt Fund	Six Months Ended June 30, 2019 (unaudited	)	Year Ended December 31, 2018
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	152,707	$2,273,161	247,161	$3,741,694
Converted from Class C**	2,004	29,875	482	7,141
Reinvestment of distributions	14,704	219,729	34,246	505,938
Shares reacquired	(71,643)	(1,065,959)	(560,114)	(8,325,293)
Increase (decrease)	97,772	$1,456,806	(278,225)	$(4,070,520)

Class C Shares
Shares sold	22,818	$340,213	29,714	$450,326
Reinvestment of distributions	2,661	39,752	5,925	87,375
Shares reacquired	(15,404)	(226,665)	(46,007)	(677,233)
Converted to Class A**	(2,004)	(29,875)	(482)	(7,141)
Increase (decrease)	8,071	$123,425	(10,850)	$(146,673)

Class F Shares
Shares sold	290,963	$4,328,877	1,478,704	$22,076,798
Reinvestment of distributions	39,690	593,035	90,629	1,338,200
Shares reacquired	(286,705)	(4,250,873)	(1,661,790)	(24,316,620)
Increase (decrease)	43,948	$671,039	(92,457)	$(901,622)

Class F3 Shares
Reinvestment of distributions	17.84	266	34.23	505
Increase	17.84	$266	34.23	$505

Class I Shares
Shares sold	127,720	$1,905,607	102,570	$1,553,509
Reinvestment of distributions	6,096	90,646	28,832	425,176
Shares reacquired	(524,438)	(7,695,466)	(260,917)	(3,986,582)
Decrease	(390,622)	$(5,699,213)	(129,515)	$(2,007,897)

Class R2 Shares
Reinvestment of distributions	187	$2,791	410	$6,030
Increase	187	$2,791	410	$6,030

Class R3 Shares
Shares sold	130	$1,941	–	$–
Reinvestment of distributions	192	2,866	409	6,024
Shares reacquired	–	–	(1,159)	(18,026)
Increase (decrease)	322	$4,807	(750)	$(12,002)

Notes to Financial Statements (unaudited)(continued)

Emerging Markets Corporate Debt Fund	Six Months Ended June 30, 2019 (unaudited	)	Year Ended December 31, 2018
Class R4 Shares	Shares	Amount	Shares	Amount
Shares sold	93.37	$1,387	1,767.98	$27,144
Reinvestment of distributions	22.63	338	59.94	887
Shares reacquired	(245)	(3,715)	(1,614)	(23,854)
Increase (decrease)	(129)	$(1,990)	213.92	$4,177

Class R5 Shares
Shares sold	200	$2,964	13,800	$199,887
Reinvestment of distributions	402	6,009	359	5,213
Shares reacquired	(915)	(13,618)	(828)	(11,879)
Increase (decrease)	(313)	$(4,645)	13,331	$193,221

Class R6 Shares
Shares sold	467	$6,928	5,999	$86,097
Reinvestment of distributions	174	2,599	69.00	1,004
Shares reacquired	(10)	(141)	(123)	(1,774)
Increase	631	$9,386	5,945.00	$85,327

Global Bond Fund	Six Months Ended June 30, 2019 (unaudited	)	Period Ended December 31, 2018(a)
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	1,275	$12,649	200,005	$2,000,049
Reinvestment of distributions	3,486	34,733	2,855	27,917
Increase	4,761	$47,382	202,860	$2,027,966

Class C Shares
Shares sold	656	$6,562	25,000	$250,000
Reinvestment of distributions	337	3,354	269	2,632
Shares reacquired	2	–	–	–
Increase	995	$9,916	25,269	$252,632

Class F Shares
Shares sold	–	$–	200,000	$2,000,000
Reinvestment of distributions	3,682	36,687	3,031	29,639
Increase	3,682	$36,687	203,031	$2,029,639

Class F3 Shares
Shares sold	–	$–	150,000	$1,500,000
Reinvestment of distributions	2,855	28,445	2,352	23,001
Increase	2,855	$28,445	152,352	$1,523,001

Class I Shares
Shares sold	–	$–	200,000	$2,000,000
Reinvestment of distributions	3,682	36,687	3,030	29,638
Increase	3,682	$36,687	203,030	$2,029,638

Class R3 Shares
Shares sold	–	$–	25,000	$250,000
Reinvestment of distributions	396	3,947	324	3,168
Increase	396	$3,947	25,324	$253,168

Notes to Financial Statements (unaudited)(concluded)

Global Bond Fund	Six Months Ended June 30, 2019 (unaudited		)	Period Ended December 31, 2018(a)
Class R4 Shares	Shares	Amount		Shares	Amount
Shares sold	–	$–		25,000	$250,000
Reinvestment of distributions	429	4,266		351	3,437
Increase	429	$4,266		25,351	$253,437

Class R5 Shares
Shares sold	–	$–		25,000	$250,000
Reinvestment of distributions	460	4,588		379	3,706
Increase	460	$4,588		25,379	$253,706

Class R6 Shares
Shares sold	254	$2,532		163,564	$1,631,403
Reinvestment of distributions	2,855	28,445		2,351	22,991
Increase	3,109	$30,977		165,915	$1,654,394

*	Automatic conversion of Class B shares occurred on the 25th day of the month (or, if the 25th day was not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted. Class B shares were closed on April 25, 2018.
**	Automatic conversion of Class C shares occurs on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the tenth anniversary of the day on which the purchase order was accepted.
(a)	Closed on April 25, 2018.

Householding

The Company has adopted a policy that allows it to send only one copy of each Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to each Fund’s portfolio securities, and information on how Lord Abbett voted each Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters as an attachment to Form N-PORT. Previously, this information was filed on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388.

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by
LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Global Fund, Inc. Lord Abbett Emerging Markets Bond Fund Lord Abbett Emerging Markets Corporate Debt Fund Lord Abbett Global Bond Fund	LAGF-3 (08/19)

Item 2:	Code of Ethics.
Not applicable.

Item 3:	Audit Committee Financial Expert.
Not applicable.

Item 4:	Principal Accountant Fees and Services.
Not applicable.

Item 5:	Audit Committee of Listed Registrants.
Not applicable.

Item 6:	Investments.
Not applicable.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.
Not applicable.

Item 11:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Exhibits.

(a)(1)	Code of Ethics. Not applicable.

(a)(2)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(b)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT GLOBAL FUND, INC.

	By:	/s/ Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer

Date: August 29, 2019

	By:	/s/ Bernard J. Grzelak
Bernard J. Grzelak
Chief Financial Officer and Vice President

Date: August 29, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

	By:	/s/ Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer

Date: August 29, 2019

	By:	/s/ Bernard J. Grzelak
Bernard J. Grzelak
Chief Financial Officer and Vice President

Date: August 29, 2019